UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/29/2012

Date of reporting period:	8/31/2011

Item 1 – Reports to Stockholders –

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SELECT GROWTH FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Large cap stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Select Growth Fund

Prudential Jennison Select Growth Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.75%; Class B, 2.45%; Class C, 2.45%; Class L, 1.95%; Class M, 2.45%; Class X, 2.45%; Class Z, 1.45%. Net operating expenses: Class A, 1.63%; Class B, 2.38%; Class C, 2.38%; Class L, 1.88%; Class M, 2.38%; Class X, 2.38%; Class Z, 1.38%, after contractual reduction through 6/30/2012 for Class A shares.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	–2.74%	25.07%	28.08%	36.04%	—
Class B	–3.09	24.21	23.43	26.41	—
Class C	–3.09	24.21	23.43	26.41	—
Class L	–2.87	24.82	N/A	N/A	2.30% (10/29/07)
Class M	–3.09	24.21	N/A	N/A	0.38 (10/29/07)
Class X	–3.09	24.21	N/A	N/A	0.38 (10/29/07)
Class Z	–2.55	25.57	29.84	39.75	—
Russell 1000 Growth Index	–5.40	23.96	20.19	30.71	—
S&P 500 Index	–7.24	18.48	3.98	30.51	—
Lipper Large-Cap Growth Funds Avg.	–6.76	21.33	14.20	26.01	—

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Five Years	Ten Years	Since Inception
Class A		–1.27%	1.52%	3.01%	—
Class B		–1.30	1.73	2.82	—
Class C		2.70	1.92	2.82	—
Class L		–1.62	N/A	N/A	–2.74% (10/29/07)
Class M		–2.16	N/A	N/A	–2.50 (10/29/07)
Class X		–2.30	N/A	N/A	–2.79 (10/29/07)
Class Z		4.74	2.93	3.87	—
Russell 1000 Growth Index		3.78	1.62	3.01	—
S&P 500 Index		1.13	–1.18	2.82	—
Lipper Large-Cap Growth Funds Avg.		0.27	0.34	2.42	—

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Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A and Class L have a maximum front-end sales charge of 5.50% and 5.75%, respectively, and an annual 12b-1 fee of up to 0.30% and 0.50%, respectively. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and an annual 12b-1 fee of 1%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class M and Class X shares are not subject to a front-end sales charge, but have a 12b-1 fee of 1.00% and 1.00%, respectively, and charge a CDSC of 6.00% and 6.00%, respectively. Class Z shares are not subject to a front-end sales charge or a 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 8/31/11 is –5.22% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 9/30/11 is –3.27% for Class L, Class M, and Class X.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 8/31/11 is –14.29% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 9/30/11 is –5.63% for Class L, Class M, and Class X.

Lipper Large-Cap Growth Funds Average

The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average

Prudential Jennison Select Growth Fund	3

Your Fund’s Performance (continued)

invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/11 is –11.81% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/11 is –5.32% for Class L, Class M, and Class X.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/11
Apple, Inc., Computers & Peripherals	5.6%
Amazon.com, Inc., Internet & Catalog Retail	5.1
VMware, Inc., Software	3.6
Baidu, Inc. (China), Internet Software & Services	3.5
MasterCard, Inc., IT Services	3.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/11
Computers & Peripherals	9.7%
Software	9.3
Textiles, Apparel & Luxury Goods	9.3
Internet Software & Services	6.8
IT Services	6.5

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Jennison Select Growth Fund	5

Fees and Expenses (continued)

expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Select Growth Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$972.60	1.63%	$8.08
	Hypothetical	$1,000.00	$1,016.94	1.63%	$8.26

Class B	Actual	$1,000.00	$969.10	2.38%	$11.78
	Hypothetical	$1,000.00	$1,013.17	2.38%	$12.04

Class C	Actual	$1,000.00	$969.10	2.38%	$11.78
	Hypothetical	$1,000.00	$1,013.17	2.38%	$12.04

Class L	Actual	$1,000.00	$971.30	1.88%	$9.32
	Hypothetical	$1,000.00	$1,015.69	1.88%	$9.53

Class M	Actual	$1,000.00	$969.10	2.38%	$11.78
	Hypothetical	$1,000.00	$1,013.17	2.38%	$12.04

Class X	Actual	$1,000.00	$969.10	2.38%	$11.78
	Hypothetical	$1,000.00	$1,013.17	2.38%	$12.04

Class Z	Actual	$1,000.00	$974.50	1.38%	$6.85
	Hypothetical	$1,000.00	$1,018.20	1.38%	$7.00

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.4%
COMMON STOCKS

Aerospace & Defense 4.9%
35,424	Precision Castparts Corp.	$5,804,223
51,685	United Technologies Corp.	3,837,611

		9,641,834

Auto Components 1.4%
37,781	BorgWarner, Inc.(a)(b)	2,697,186

Biotechnology 2.0%
65,514	Celgene Corp.(b)	3,896,118

Chemicals 4.4%
75,874	E.I. du Pont de Nemours & Co.	3,662,438
71,722	Monsanto Co.	4,943,797

		8,606,235

Communications Equipment 3.9%
69,419	Juniper Networks, Inc.(b)	1,452,940
122,692	QUALCOMM, Inc.	6,313,730

		7,766,670

Computers & Peripherals 9.7%
30,679	Apple, Inc.(b)	11,806,200
218,759	EMC Corp.(b)	4,941,766
60,712	NetApp, Inc.(a)(b)	2,283,985

		19,031,951

Consumer Finance 2.0%
80,081	American Express Co.	3,980,826

Energy Equipment & Services 4.5%
39,554	National Oilwell Varco, Inc.	2,615,310
80,800	Schlumberger Ltd.	6,312,096

		8,927,406

Food & Staples Retailing 2.4%
60,590	Costco Wholesale Corp.	4,758,739

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	7

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food Products 3.9%
31,196	Green Mountain Coffee Roasters, Inc.(b)	$3,267,469
61,210	Mead Johnson Nutrition Co.	4,361,213

		7,628,682

Healthcare Providers & Services 2.0%
82,979	Express Scripts, Inc.(b)	3,895,034

Hotels, Restaurants & Leisure 3.9%
10,610	Chipotle Mexican Grill, Inc.(a)(b)	3,324,856
115,622	Starbucks Corp.	4,465,321

		7,790,177

Internet & Catalog Retail 5.1%
46,916	Amazon.com, Inc.(a)(b)	10,100,546

Internet Software & Services 6.8%
47,371	Baidu, Inc. (China), ADR(b)	6,905,744
12,013	Google, Inc. (Class A Stock)(b)	6,498,553

		13,404,297

IT Services 6.5%
36,103	International Business Machines Corp.(a)	6,206,467
19,915	MasterCard, Inc. (Class A Stock)	6,566,174

		12,772,641

Life Sciences Tools & Services 1.5%
82,589	Agilent Technologies, Inc.(b)	3,045,056

Media 1.3%
73,928	Walt Disney Co. (The)(a)	2,517,988

Oil, Gas & Consumable Fuels 1.0%
25,535	Anadarko Petroleum Corp.	1,883,206

Personal Products 1.9%
37,813	Estee Lauder Cos., Inc. (The) (Class A Stock)	3,692,818

Pharmaceuticals 6.2%
50,858	Allergan, Inc.	4,160,693
33,673	NOVO Nordisk A/S (Denmark), ADR(a)	3,591,562

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
46,893	Shire PLC (Ireland), ADR	$4,553,310

		12,305,565

Semiconductors & Semiconductor Equipment 1.5%
90,315	Avago Technologies Ltd.	2,990,330

Software 9.3%
198,194	Oracle Corp.	5,563,306
60,454	Red Hat, Inc.(b)	2,390,351
25,658	Salesforce.com, Inc.(a)(b)	3,303,467
74,558	VMware, Inc. (Class A Stock)(b)	7,035,293

		18,292,417

Textiles, Apparel & Luxury Goods 9.3%
64,751	Coach, Inc.	3,640,301
36,294	Lululemon Athletica, Inc.(a)(b)	1,986,371
88,224	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	2,992,558
58,820	NIKE, Inc. (Class B Stock)	5,096,753
32,929	Ralph Lauren Corp.	4,514,895

		18,230,878

	Total long-term investments (cost $137,109,842)	187,856,600

SHORT-TERM INVESTMENT 21.1%

Affiliated Money Market Mutual Fund
41,617,540	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $41,617,540; includes $31,746,206 of cash collateral received for securities on loan)(c)(d)	41,617,540

	Total Investments 116.5% (cost $178,727,382; Note 5)	229,474,140
	Liabilities in excess of other assets (16.5%)	(32,491,703)

	Net Assets 100.0%	$196,982,437

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,391,515; cash collateral of $31,746,206 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	9

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$187,856,600	$—	$—
Affiliated Money Market Mutual Fund	41,617,540	—	—

Total	$229,474,140	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2011 were as follows:

Affiliated Money Market Mutual Fund (including 16.1% of collateral received for securities on loan)	21.1%
Computers & Peripherals	9.7
Software	9.3
Textiles, Apparel & Luxury Goods	9.3
Internet Software & Services	6.8
IT Services	6.5
Pharmaceuticals	6.2
Internet & Catalog Retail	5.1

See Notes to Financial Statements.

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Aerospace & Defense	4.9%
Energy Equipment & Services	4.5
Chemicals	4.4
Communications Equipment	3.9
Food Products	3.9
Hotels, Restaurants & Leisure	3.9
Food & Staples Retailing	2.4
Biotechnology	2.0
Consumer Finance	2.0
Healthcare Providers & Services	2.0
Personal Products	1.9
Life Sciences Tools & Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Auto Components	1.4
Media	1.3
Oil, Gas & Consumable Fuels	1.0

116.5
Liabilities in excess of other assets	(16.5)

100.0%

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	11

Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value, including securities on loan of $31,391,515:
Unaffiliated investments (cost $137,109,842)	$187,856,600
Affiliated investments (cost $41,617,540)	41,617,540
Receivable for Fund shares sold	431,541
Dividends receivable	134,372
Prepaid expenses	3,743

Total assets	230,043,796

Liabilities
Payable to broker for collateral for securities on loan	31,746,206
Payable for Fund shares reacquired	878,033
Accrued expenses	157,343
Management fee payable	144,136
Distribution fee payable	69,730
Affiliated transfer agent fee payable	62,463
Deferred trustees’ fees	3,448

Total liabilities	33,061,359

Net Assets	$196,982,437

Net assets were comprised of:
Shares of beneficial interest, at par	$23,513
Paid-in capital in excess of par	186,669,496

186,693,009
Accumulated net investment loss	(1,065,225)
Accumulated net realized loss on investment transactions	(39,392,105)
Net unrealized appreciation on investments	50,746,758

Net assets, August 31, 2011	$196,982,437

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($125,178,495 ÷ 14,667,266 shares of beneficial interest issued and outstanding)	$8.53
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price to public	$9.03

Class B
Net asset value, offering price and redemption price per share
($7,663,215 ÷ 975,869 shares of beneficial interest issued and outstanding)	$7.85

Class C
Net asset value, offering price and redemption price per share
($31,412,485 ÷ 4,002,495 shares of beneficial interest issued and outstanding)	$7.85

Class L
Net asset value, offering price and redemption price per share
($19,048,741 ÷ 2,253,188 shares of beneficial interest issued and outstanding)	$8.45

Class M
Net asset value, offering price and redemption price per share
($1,501,404 ÷ 191,176 shares of beneficial interest issued and outstanding)	$7.85

Class X
Net asset value, offering price and redemption price per share
($2,752,465 ÷ 350,580 shares of beneficial interest issued and outstanding)	$7.85

Class Z
Net asset value, offering price and redemption price per share
($9,425,632 ÷ 1,072,404 shares of beneficial interest issued and outstanding)	$8.79

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	13

Statement of Operations

Six Months Ended August 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$700,753
Affiliated income from securities loaned, net	6,137
Affiliated dividend income	1,816

Total income	708,706

Expenses
Management fee	871,624
Distribution fee—Class A	152,560
Distribution fee—Class B	40,833
Distribution fee—Class C	166,882
Distribution fee—Class L	50,555
Distribution fee—Class M	11,628
Distribution fee—Class X	16,072
Transfer agent’s fees and expenses (including affiliated expense of $184,500) (Note 3)	356,000
Reports to shareholders	48,000
Registration fees	47,000
Custodian’s fees and expenses	40,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	8,000
Insurance	2,000
Loan Interest expense (Note 7)	175
Miscellaneous	4,672

Total expenses	1,838,001
Less: expense subsidy (Note 2)	(67,793)

Net expenses	1,770,208

Net investment loss	(1,061,502)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	6,195,389
Net change in unrealized appreciation (depreciation) on investments	(11,431,619)

Net loss on investment	(5,236,230)

Net Decrease In Net Assets Resulting From Operations	$(6,297,732)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,061,502)	$(1,922,180)
Net realized gain on investment transactions	6,195,389	21,413,084
Net change in unrealized appreciation (depreciation) on investments	(11,431,619)	13,518,755

Net increase (decrease) in net assets resulting from operations	(6,297,732)	33,009,659

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	34,671,636	15,471,792
Cost of shares reacquired	(28,812,810)	(33,669,471)

Net increase (decrease) in net assets from Fund share transactions	5,858,826	(18,197,679)

Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	177,008

Total increase (decrease)	(438,906)	14,988,988

Net Assets:
Beginning of period	197,421,343	182,432,355

End of period	$196,982,437	$197,421,343

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	15

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of four funds: Prudential Jennison Select Growth Fund (the “Fund”), Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Select Growth Fund, a non-diversified Fund. The financial statements of the Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund are not presented herein. The Trust was established as a Delaware business trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s) to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of August 31, 2011 there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis.

Prudential Jennison Select Growth Fund	17

Notes to Financial Statements

(Unaudited) continued

Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisers’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI has entered into a sub-management agreement with Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential. PIM provides Jennison with certain research

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services and assists with maintenance of books and records as Jennison may request from time to time. PI pays for the services of the subadvisers and sub-manager, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .90% of the Funds’ average daily net assets up to and including $1 billion and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate was .90% for the six months ended August 31, 2011.

Prudential Investments LLC (“PI”), as the Investment Manager of the Fund, has voluntarily agreed to waive up to 0.07% of its management fee to the extent that Fund expenses exceed 1.25% (excluding 12b-1 fees and certain other fees). This waiver arrangement is voluntary and may be modified or terminated at any time.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to .25% of the average daily net assets of the Class A shares for the six months ended August 31, 2011.

PIMS has advised the Fund that it has received $26,074 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2011. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2011, it received $133, $7,607, $191, $32 and $330 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

Prudential Jennison Select Growth Fund	19

Notes to Financial Statements

(Unaudited) continued

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended August 31, 2011, PIM has been compensated approximately $1,800 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2011, were $54,350,956 and $56,155,637, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$183,068,553	$49,634,997	$(3,229,410)	$46,405,587

The difference between book basis and tax basis was attributable to deferred losses on wash sales as of the most recent fiscal year end.

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For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2011 of approximately $41,246,000 of which $14,571,000 expires in 2012 and $26,675,000 expires in 2017. The Fund utilized approximately $13,462,000 of its capital loss carryforward to offset net taxable gains realized in the year ended February 28, 2011. In addition, approximately $68,548,000 of its capital loss carryforward was written-off unused due to expiration. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund.

Prudential Jennison Select Growth Fund	21

Notes to Financial Statements

(Unaudited) continued

Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

During the fiscal year ended February 28, 2011, the Fund received $177,008 related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares. This amount is presented in the Statement of Changes in Net Assets. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

Class A	Shares	Amount
Six months ended August 31, 2011:
Shares sold	2,798,496	$25,160,869
Shares reacquired	(2,323,608)	(19,974,350)

Net increase (decrease) in shares outstanding before conversion	474,888	5,186,519
Shares issued upon conversion from Class B, Class M and Class X	297,514	2,593,305
Shares reacquired upon conversion into Class Z	(32,812)	(289,405)

Net increase (decrease) in shares outstanding	739,590	$7,490,419

Year ended February 28, 2011:
Shares sold	1,477,208	$11,265,324
Shares reacquired	(2,593,618)	(19,978,415)

Net increase (decrease) in shares outstanding before conversion	(1,116,410)	(8,713,091)
Shares issued upon conversion from Class B, Class M and Class X	822,048	6,357,626
Shares reacquired upon conversion into Class Z	(13,223)	(109,224)

Net increase (decrease) in shares outstanding	(307,585)	$(2,464,689)

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Class B	Shares	Amount
Six months ended August 31, 2011:
Shares sold	71,749	$588,359
Shares reacquired	(90,692)	(730,138)

Net increase (decrease) in shares outstanding before conversion	(18,943)	(141,779)
Shares reacquired upon conversion into Class A	(57,700)	(454,801)

Net increase (decrease) in shares outstanding	(76,643)	$(596,580)

Year ended February 28, 2011:
Shares sold	128,593	$934,090
Shares reacquired	(157,369)	(1,114,809)

Net increase (decrease) in shares outstanding before conversion	(28,776)	(180,719)
Shares reacquired upon conversion into Class A	(74,572)	(528,121)

Net increase (decrease) in shares outstanding	(103,348)	$(708,840)

Class C
Six months ended August 31, 2011:
Shares sold	124,713	$993,607
Shares reacquired	(399,531)	(3,217,120)

Net increase (decrease) in shares outstanding	(274,818)	$(2,223,513)

Year ended February 28, 2011:
Shares sold	232,724	$1,686,249
Shares reacquired	(847,226)	(6,054,338)

Net increase (decrease) in shares outstanding before conversion	(614,502)	(4,368,089)
Shares reacquired upon conversion into Class Z	(7,182)	(54,873)

Net increase (decrease) in shares outstanding	(621,684)	$(4,422,962)

Class L
Six months ended August 31, 2011:
Shares sold	2,887	$25,338
Shares reacquired	(158,080)	(1,374,820)

Net increase (decrease) in shares outstanding before conversion	(155,193)	(1,349,482)
Shares reacquired upon conversion into Class Z	(161)	(1,407)

Net increase (decrease) in shares outstanding	(155,354)	$(1,350,889)

Year ended February 28, 2011:
Shares sold	4,377	$34,495
Shares reacquired	(421,856)	(3,245,717)

Net increase (decrease) in shares outstanding	(417,479)	$(3,211,222)

Prudential Jennison Select Growth Fund	23

Notes to Financial Statements

(Unaudited) continued

Class M	Shares	Amount
Six months ended August 31, 2011:
Shares sold	375	$2,981
Shares reacquired	(35,635)	(286,615)

Net increase (decrease) in shares outstanding before conversion	(35,260)	(283,634)
Shares reacquired upon conversion into Class A	(189,109)	(1,526,313)

Net increase (decrease) in shares outstanding	(224,369)	$(1,809,947)

Year ended February 28, 2011:
Shares sold	6,893	$49,894
Shares reacquired	(130,730)	(923,739)

Net increase (decrease) in shares outstanding before conversion	(123,837)	(873,845)
Shares reacquired upon conversion into Class A	(509,819)	(3,666,625)

Net increase (decrease) in shares outstanding	(633,656)	$(4,540,470)

Class X
Six months ended August 31, 2011:
Shares sold	470	$3,843
Shares reacquired	(29,385)	(240,207)

Net increase (decrease) in shares outstanding before conversion	(28,915)	(236,364)
Shares reacquired upon conversion into Class A	(75,806)	(612,191)

Net increase (decrease) in shares outstanding	(104,721)	$(848,555)

Year ended February 28, 2011:
Shares sold	1,607	$11,271
Shares reacquired	(96,338)	(677,009)

Net increase (decrease) in shares outstanding before conversion	(94,731)	(665,738)
Shares reacquired upon conversion into Class A	(301,736)	(2,162,880)

Net increase (decrease) in shares outstanding	(396,467)	$(2,828,618)

Class Z
Six months ended August 31, 2011:
Shares sold	917,834	$7,896,639
Shares reacquired	(329,825)	(2,989,560)

Net increase (decrease) in shares outstanding before conversion	588,009	4,907,079
Shares issued upon conversion from Class A and Class L	32,019	290,812

Net increase (decrease) in shares outstanding	620,028	$5,197,891

Year ended February 28, 2011:
Shares sold	187,320	$1,490,469
Shares reacquired	(212,528)	(1,675,444)

Net increase (decrease) in shares outstanding before conversion	(25,208)	(184,975)
Shares issued upon conversion from Class A and Class C	19,328	164,097

Net increase (decrease) in shares outstanding	(5,880)	$(20,878)

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the six months ended August 31, 2011. The average daily balance for the 16 days the Fund had loans outstanding during the period was $272,625 at a weighted average interest rate of 1.440%. At August 31, 2011, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value

Prudential Jennison Select Growth Fund	25

Notes to Financial Statements

(Unaudited) continued

hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(a)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.77		$7.32		$4.94		$7.21		$7.27		$7.28
Income (loss) from investment operations:
Net investment loss	(.04)		(.06)		(.02)		(.05)		(.04)		(.07)
Net realized and unrealized gain (loss) on investment transactions	(.20)		1.50		2.40		(2.22)		(.02)		.06
Total from investment operations	(.24)		1.44		2.38		(2.27)		(.06)		(.01)
Capital Contributions	-		.01		-		-		-		-
Net asset value, end of period	$8.53		$8.77		$7.32		$4.94		$7.21		$7.27
Total Return(b):	(2.74)%		19.81%		48.18%		(31.48)%		(.83)%		(.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125,179		$122,174		$104,234		$67,381		$87,213		$8,933
Average net assets (000)	$121,385		$110,150		$90,593		$85,895		$41,353		$10,008
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(d)	1.63%	(e)(f)	1.64%	(e)	1.75%	(e)	1.71%	(e)	1.71%	(e)	1.85%
Expenses, excluding distribution and service (12b-1) fees	1.38%	(e)(f)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)	1.60%
Net investment loss	(.89)%	(e)(f)	(.82)%	(e)	(.27)%	(e)	(.75)%	(e)	(.55)%	(e)	(1.04)%
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	28%	(g)	75%		85%		132%		187%		86%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% on the average daily net assets of the Class A shares.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class A. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.70%, 1.45% and (.96)%, respectively, for the six months ended August 31, 2011, 1.71%, 1.46% and (.89)%, respectively, for the year ended February 28, 2011, 1.82%, 1.57% and (.34)%, respectively, for the year ended February 28, 2010, 1.78%, 1.53% and (.82)%, respectively, for the year ended February 28, 2009 and 1.74%, 1.49% and (.58)%, respectively, for the year ended February 29, 2008.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	27

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(a)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.10		$6.81		$4.63		$6.81		$6.92		$6.97
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)		(.06)		(.09)		(.10)		(.12)
Net realized and unrealized gain (loss) on investment transactions	(.18)		1.39		2.24		(2.09)		(.01)		.07
Total from investment operations	(.25)		1.28		2.18		(2.18)		(.11)		(.05)
Capital Contributions	-		.01		-		-		-		-
Net asset value, end of period	$7.85		$8.10		$6.81		$4.63		$6.81		$6.92
Total Return(b):	(3.09)%		18.94%		47.08%		(32.01)%		(1.59)%		(.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,663		$8,527		$7,875		$5,898		$11,806		$30,329
Average net assets (000)	$8,122		$7,835		$7,148		$8,780		$17,664		$35,402
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.38%	(d)(e)	2.39%	(d)	2.50%	(d)	2.46%	(d)	2.46%	(d)	2.60%
Expenses, excluding distribution and service (12b-1) fees	1.38%	(d)(e)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%
Net investment loss	(1.64)%	(d)(e)	(1.57)%	(d)	(1.03)%	(d)	(1.40)%	(d)	(1.48)%	(d)	(1.79)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class B. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.45%, 1.45% and (1.71)%, respectively, for the six months ended August 31, 2011, 2.46%, 1.46% and (1.64)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.10)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.47)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.51)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(a)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.10		$6.81		$4.63		$6.80		$6.92		$6.97
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)		(.06)		(.09)		(.09)		(.12)
Net realized and unrealized gain (loss) on investment transactions	(.18)		1.39		2.24		(2.08)		(.03)		.07
Total from investment operations	(.25)		1.28		2.18		(2.17)		(.12)		(.05)
Capital Contributions	-		.01		-		-		-		-
Net asset value, end of period	$7.85		$8.10		$6.81		$4.63		$6.80		$6.92
Total Return(b):	(3.09)%		18.94%		47.08%		(31.91)%		(1.73)%		(.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,412		$34,631		$33,358		$23,861		$39,541		$16,284
Average net assets (000)	$33,195		$32,771		$30,887		$32,885		$25,312		$19,426
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.38%	(d)(e)	2.39%	(d)	2.50%	(d)	2.46%	(d)	2.46%	(d)	2.60%
Expenses, excluding distribution and service (12b-1) fees	1.38%	(d)(e)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%
Net investment loss	(1.64)%	(d)(e)	(1.57)%	(d)	(1.04)%	(d)	(1.45)%	(d)	(1.36)%	(d)	(1.79)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class C. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.45%, 1.45% and (1.71)%, respectively, for the six months ended August 31, 2011, 2.46%, 1.46% and (1.64)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.11)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.52)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.39)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	29

Financial Highlights

(Unaudited) continued

Class L Shares
	Six Months Ended August 31,		Year Ended February 28,						October 29, 2007(a) through February 29,
	2011(b)		2011(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.70		$7.28		$4.92		$7.20		$8.26
Income (loss) from investment operations:
Net investment loss	(.05)		(.08)		(.04)		(.05)		(.02)
Net realized and unrealized gain (loss) on investment transactions	(.20)		1.49		2.40		(2.23)		(1.04)
Total from investment operations	(.25)		1.41		2.36		(2.28)		(1.06)
Capital Contributions	-		.01		-		-		-
Net asset value, end of period	$8.45		$8.70		$7.28		$4.92		$7.20
Total Return(c):	(2.87)%		19.51%		47.97%		(31.67)%		(12.83)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,049		$20,953		$20,573		$16,347		$29,541
Average net assets (000)	$20,112		$20,056		$19,649		$24,123		$33,160
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.88%	(e)(f)	1.89%	(e)	2.00%	(e)	1.96%	(e)	1.96%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.38%	(e)(f)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.15)%	(e)(f)	(1.07)%	(e)	(.55)%	(e)	(.82)%	(e)	(.59)%	(e)(f)

(a) Inception date of Class L shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class L. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.95%, 1.45% and (1.22)%, respectively, for the six months ended August 31, 2011, 1.96%, 1.46% and (1.14)%, respectively, for the year ended February 28, 2011, 2.07%, 1.57% and (.62)%, respectively, for the year ended February 28, 2010, 2.03%, 1.53% and (.89)%, respectively, for the year ended February 28, 2009 and 1.99%, 1.49% and (.62)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

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Class M Shares
	Six Months Ended August 31,		Year Ended February 28,						October 29, 2007(a) through February 29,
	2011(b)		2011(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.10		$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)		(.07)		(.07)		(.03)
Net realized and unrealized gain (loss) on investment transactions	(.18)		1.39		2.25		(2.11)		(.98)
Total from investment operations	(.25)		1.28		2.18		(2.18)		(1.01)
Capital Contributions	-		.01		-		-		-
Net asset value, end of period	$7.85		$8.10		$6.81		$4.63		$6.81
Total Return(c):	(3.09)%		18.94%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,501		$3,367		$7,150		$10,617		$44,006
Average net assets (000)	$2,313		$4,957		$9,025		$23,996		$58,596
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.38%	(e)(f)	2.39%	(e)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.38%	(e)(f)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.63)%	(e)(f)	(1.59)%	(e)	(1.13)%	(e)	(1.10)%	(e)	(1.08)%	(e)(f)

(a) Inception date of Class M shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class M. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.45%, 1.45% and (1.70)%, respectively, for the six months ended August 31, 2011, 2.46%, 1.46% and (1.66)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.20)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.17)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.11)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	31

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended August 31,		Year Ended February 28,						October 29, 2007(a) through February 29,
	2011(b)		2011(b)		2010(b)		2009(b)		2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.10		$6.81		$4.63		$6.81		$7.82
Income (loss) from investment operations:
Net investment loss	(.07)		(.11)		(.07)		(.08)		(.03)
Net realized and unrealized gain (loss) on investment transactions	(.18)		1.39		2.25		(2.10)		(.98)
Total from investment operations	(.25)		1.28		2.18		(2.18)		(1.01)
Capital Contributions	-		.01		-		-		-
Net asset value, end of period	$7.85		$8.10		$6.81		$4.63		$6.81
Total Return(c):	(3.09)%		18.94%		47.08%		(32.01)%		(12.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,752		$3,688		$5,802		$7,451		$15,152
Average net assets (000)	$3,197		$4,302		$7,081		$12,140		$17,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.38%	(e)(f)	2.39%	(e)	2.50%	(e)	2.46%	(e)	2.46%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.38%	(e)(f)	1.39%	(e)	1.50%	(e)	1.46%	(e)	1.46%	(e)(f)
Net investment loss	(1.64)%	(e)(f)	(1.58)%	(e)	(1.12)%	(e)	(1.29)%	(e)	(1.09)%	(e)(f)

(a) Inception date of Class X shares.

(b) Calculated based on average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class X. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 2.45%, 1.45% and (1.71)%, respectively, for the six months ended August 31, 2011, 2.46%, 1.46% and (1.65)%, respectively, for the year ended February 28, 2011, 2.57%, 1.57% and (1.19)%, respectively, for the year ended February 28, 2010, 2.53%, 1.53% and (1.36)%, respectively, for the year ended February 28, 2009 and 2.49%, 1.49% and (1.12)%, respectively, for the period ended February 29, 2008.

(f) Annualized.

See Notes to Financial Statements.

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Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(a)		2011(a)		2010(a)		2009(a)		2008(a)		2007(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.02		$7.51		$5.05		$7.35		$7.40		$7.39
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.05)		.01		(.03)		(.04)		(.06)
Net realized and unrealized gain (loss) on investment transactions	(.20)		1.55		2.45		(2.27)		(.01)		.07
Total from investment operations	(.23)		1.50		2.46		(2.30)		(.05)		.01
Capital Contributions	-		.01		-		-		-		-
Net asset value, end of period	$8.79		$9.02		$7.51		$5.05		$7.35		$7.40
Total Return(b):	(2.55)%		20.11%		48.71%		(31.29)%		(.68)%		.14%

Ratios/Supplemental Data:
Net assets, end of period (000)	$9,426		$4,081		$3,440		$699		$1,257		$1,633
Average net assets (000)	$4,317		$3,396		$2,692		$1,024		$1,478		$1,952
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.38%	(d)(e)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%
Expenses, excluding distribution and service (12b-1) fees	1.38%	(d)(e)	1.39%	(d)	1.50%	(d)	1.46%	(d)	1.46%	(d)	1.60%
Net investment income (loss)	(.64)%	(d)(e)	(.58)%	(d)	.11%	(d)	(.42)%	(d)	(.54)%	(d)	(.80)%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) As of November 1, 2007, the Manager of the Fund has agreed to waive up to 0.07% of the management fee on an annualized basis, to the extent the Fund’s net operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees and certain extraordinary expenses) exceed 1.25% of the average daily net assets of Class Z. If the manager had not reimbursed the Fund, the annual expenses (both including and excluding distribution and service (12b-1) fees) and net investment loss ratios would have been 1.45%, 1.45% and (.71)%, respectively, for the six months ended August 31, 2011, 1.46%, 1.46% and (.65)%, respectively, for the year ended February 28, 2011, 1.57%, 1.57% and .04%, respectively, for the year ended February 28, 2010, 1.53%, 1.53% and (.49)%, respectively, for the year ended February 28, 2009 and 1.49%, 1.49% and (.57)%, respectively, for the year ended February 29, 2008.

(e) Annualized.

See Notes to Financial Statements.

Prudential Jennison Select Growth Fund	33

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Select Growth Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”), the Fund’s sub-management agreement with Prudential Investment Management, Inc. (“PIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and 10-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	Prudential Jennison Select Growth Fund is a series of Prudential Investment Portfolios 3.

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, between PI and PIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, PIM and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the sub-manager and the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the sub-management services provided by PIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of Jennison’s portfolio

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managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM and Jennison. The Board noted that Jennison and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, the sub-management services provided by PIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, PIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe) was in the first quartile for the three- and 10-year periods, in the second quartile for the five-year period, and in the fourth quartile for the one-year period. The Board also noted that the Fund outperformed its benchmark index over the three-, five-, and 10-year periods, though it underperformed its benchmark index over the one-year period. The Board further noted that the Fund’s performance was in the second quartile for the first quarter of 2011. The Board concluded that, in light of the Fund’s competitive performance over longer time periods, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) ranked in the Expense Group’s third quartile, and that total expenses ranked in the fourth quartile. The Board considered that PI has agreed to reimburse the Fund and/or waive up to 0.070% of its fees to the extent that the Fund’s annual operating expenses exceed 1.250% (exclusive of 12b-1 fees and certain other fees) through June 30, 2012. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided and the Fund’s competitive performance.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the

Prudential Jennison Select Growth Fund

Approval of Advisory Agreements (continued)

methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser and the profitability of the sub-manager, each affiliates of PI, as their profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI, PIM and Jennison

The Board considered potential ancillary benefits that might be received by PI, PIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI or PIM included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI and PIM), as well as benefits to the reputation or other intangible benefits resulting from PI’s and PIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI, PIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Select Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SELECT GROWTH FUND

SHARE CLASS	A	B	C	L	M	X	Z
NASDAQ	SPFAX	SPFBX	SPFCX	JSGLX	JSGMX	JSGGX	SPFZX
CUSIP	74440K504	74440K603	74440K702	74440K801	74440K884	74440K876	74440K868

MF500E2    0211160-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL STRATEGIC VALUE FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Large cap stock

Objective

Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Strategic Value Fund

Prudential Strategic Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.85%; Class B, 2.55%; Class C, 2.55%; Class Z, 1.55%. Net operating expenses: Class A, 1.80%; Class B, 2.55%; Class C, 2.55%; Class Z, 1.55%, after contractual reduction through 6/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
	Six Months	One Year	Five Years	Ten Years
Class A	–9.66%	14.80%	–9.45%	21.48%
Class B	–9.98	14.02	–12.71	12.82
Class C	–9.89	14.02	–12.71	12.82
Class Z	–9.51	15.07	–8.25	24.62
Russell 1000 Value Index	–9.45	14.37	–7.82	39.88
S&P 500 Index	–7.24	18.48	3.98	30.51
Lipper Large-Cap Value Funds Avg.	–10.29	13.56	–7.25	29.84

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Five Years	Ten Years
Class A		–7.38%	–4.93%	1.52%
Class B		–7.62	–4.72	1.35
Class C		–3.73	–4.56	1.35
Class Z		–1.74	–3.60	2.36
Russell 1000 Value Index		–1.89	–3.53	3.36
S&P 500 Index		1.13	–1.18	2.82
Lipper Large-Cap Value Funds Avg.		–3.54	–3.57	2.54

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

The average annual total returns take into account applicable sales charges. During the period ended August 31, 2011, the Fund charged a maximum front-end sales charge of 5.50% for Class A shares and a 12b-1 fee of up to

2	Visit our website at www.prudentialfunds.com

0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. Under certain limited circumstances, an exchange may be made from Class A shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the U.S. have performed.

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Investors cannot invest directly in an index or average. The returns for the Russell 1000 Value Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Value Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 8/31/11
Chevron Corp., Oil, Gas & Consumable Fuels	3.4%
AT&T, Inc., Diversified Telecommunication Services	3.1
Pfizer, Inc., Pharmaceuticals	2.9
JPMorgan Chase & Co., Diversified Financial Services	2.8
Johnson & Johnson, Pharmaceuticals	2.8

Holdings reflect only long-term investments and are subject to change.

Prudential Strategic Value Fund	3

Your Fund’s Performance (continued)

Five Largest Industries expressed as a percentage of net assets as of 8/31/11
Oil, Gas & Consumable Fuels	11.7%
Pharmaceuticals	10.9
Insurance	6.3
Diversified Telecommunication Services	5.4
Commercial Banks	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Strategic Value Fund	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Strategic Value Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$903.40	1.80%	$8.61
	Hypothetical	$1,000.00	$1,016.09	1.80%	$9.12

Class B	Actual	$1,000.00	$900.20	2.55%	$12.18
	Hypothetical	$1,000.00	$1,012.32	2.55%	$12.90

Class C	Actual	$1,000.00	$901.10	2.55%	$12.19
	Hypothetical	$1,000.00	$1,012.32	2.55%	$12.90

Class Z	Actual	$1,000.00	$904.90	1.55%	$7.42
	Hypothetical	$1,000.00	$1,017.34	1.55%	$7.86

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Aerospace & Defense 3.9%
3,600	General Dynamics Corp.(a)	$230,688
1,400	Honeywell International, Inc.	66,934
3,100	ITT Corp.	146,754
2,100	L-3 Communications Holdings, Inc.	142,422
1,800	Lockheed Martin Corp.	133,542
3,500	Northrop Grumman Corp.	191,170
4,400	Raytheon Co.	190,212
3,200	Textron, Inc.(a)	53,984
1,700	United Technologies Corp.	126,225

		1,281,931

Beverages 1.2%
7,500	Constellation Brands, Inc. (Class A Stock)(a)	148,275
3,300	Molson Coors Brewing Co. (Class B Stock)	144,375
1,800	PepsiCo, Inc.	115,974

		408,624

Biotechnology 1.6%
7,300	Amgen, Inc.	404,456
2,800	Gilead Sciences, Inc.(a)	111,678

		516,134

Building Products 0.2%
6,900	Masco Corp.	61,203

Capital Markets 3.1%
8,700	Bank of New York Mellon Corp. (The)	179,829
5,000	Federated Investors, Inc. (Class B Stock)	88,550
3,700	Goldman Sachs Group, Inc. (The)	430,014
4,000	Janus Capital Group, Inc.	29,200
5,100	Morgan Stanley	89,250
5,500	State Street Corp.	195,360

		1,012,203

Chemicals 0.2%
2,900	Dow Chemical Co. (The)	82,505

See Notes to Financial Statements.

Prudential Strategic Value Fund	7

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks 4.6%
5,100	BB&T Corp.(a)	$113,679
1,100	Comerica, Inc.	28,149
4,800	PNC Financial Services Group, Inc.	240,672
3,200	SunTrust Banks, Inc.	63,680
13,900	U.S. Bancorp	322,619
28,056	Wells Fargo & Co.	732,262
1,200	Zions Bancorporation	20,928

		1,521,989

Commercial Services & Supplies 1.2%
3,900	Avery Dennison Corp.(a)	113,529
1,900	Cintas Corp.	60,762
6,000	Pitney Bowes, Inc.	121,860
7,100	R.R. Donnelley & Sons Co.	108,275

		404,426

Communications Equipment 0.4%
3,200	Harris Corp.(a)	129,120

Computers & Peripherals 2.4%
8,900	Dell, Inc.(a)	132,298
15,300	Hewlett-Packard Co.(a)	398,259
4,000	Lexmark International, Inc. (Class A Stock)(a)	127,840
4,200	Western Digital Corp.(a)	123,858

		782,255

Construction & Engineering 0.4%
2,000	Fluor Corp.	121,440

Consumer Finance 0.5%
3,300	Capital One Financial Corp.	151,965

Containers & Packaging 0.6%
3,300	Ball Corp.	118,536
5,000	Owens-Illinois, Inc.(a)	94,700

		213,236

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Consumer Services 0.8%
2,800	Apollo Group, Inc. (Class A Stock)(a)	$131,110
9,500	H&R Block, Inc.(a)	143,640

		274,750

Diversified Financial Services 4.6%
33,419	Bank of America Corp.	273,033
1,400	Citigroup, Inc.	43,470
24,400	JPMorgan Chase & Co.	916,464
5,900	NASDAQ OMX Group, Inc. (The)(a)	139,771
5,000	NYSE Euronext(a)	136,400

		1,509,138

Diversified Telecommunication Services 5.4%
35,520	AT&T, Inc.	1,011,610
5,900	CenturyLink, Inc.(a)	213,285
4,876	Frontier Communications Corp.(a)	36,521
14,100	Verizon Communications, Inc.	509,997

		1,771,413

Electric Utilities 4.0%
5,900	American Electric Power Co., Inc.	227,917
11,724	Duke Energy Corp.	221,701
5,200	Edison International	193,388
6,400	Exelon Corp.	275,968
5,300	FirstEnergy Corp.	234,525
3,100	Progress Energy, Inc.	151,280

		1,304,779

Electronic Equipment, Instruments & Components 0.7%
14,500	Corning, Inc.	217,935

Energy Equipment & Services 1.6%
2,000	Diamond Offshore Drilling, Inc.	127,460
3,800	National Oilwell Varco, Inc.(a)	251,256
4,000	Rowan Cos., Inc.(a)	144,280

		522,996

Food & Staples Retailing 3.2%
10,400	CVS Caremark Corp.	373,464
7,100	Kroger Co. (The)	167,276

See Notes to Financial Statements.

Prudential Strategic Value Fund	9

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)
7,600	Safeway, Inc.(a)	$139,308
14,400	SUPERVALU, Inc.	114,768
5,200	Wal-Mart Stores, Inc.(a)	276,692

		1,071,508

Food Products 2.4%
7,800	Archer-Daniels-Midland Co.	222,144
7,400	ConAgra Foods, Inc.	180,708
11,000	Dean Foods Co.(a)	95,040
4,402	Kraft Foods, Inc. (Class A Stock)(a)	154,158
7,200	Tyson Foods, Inc. (Class A Stock)(a)	125,784

		777,834

Healthcare Equipment & Supplies 0.9%
2,600	Baxter International, Inc.(a)	145,548
4,500	Medtronic, Inc.(a)	157,815

		303,363

Healthcare Providers & Services 3.7%
5,200	Aetna, Inc.	208,156
4,200	CIGNA Corp.	196,308
4,800	Coventry Health Care, Inc.(a)	157,824
8,800	UnitedHealth Group, Inc.(a)	418,176
3,800	WellPoint, Inc.(a)	240,540

		1,221,004

Hotels, Restaurants & Leisure 1.1%
4,000	Carnival Corp.	132,120
2,200	Darden Restaurants, Inc.	105,820
4,200	Wyndham Worldwide Corp.	136,416

		374,356

Household Durables 1.1%
2,200	Fortune Brands, Inc.	125,664
7,900	Newell Rubbermaid, Inc.	109,336
1,900	Whirlpool Corp.	119,111

		354,111

See Notes to Financial Statements.

10	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Products 1.0%
2,300	Kimberly-Clark Corp.(a)	$159,068
2,600	Procter & Gamble Co. (The)	165,568

		324,636

Industrial Conglomerates 2.7%
53,800	General Electric Co.	877,478

Insurance 6.3%
6,800	Allstate Corp. (The)	178,364
4,100	Aon Corp.	191,593
4,000	Assurant, Inc.	140,680
3,700	Chubb Corp.	228,993
5,800	Hartford Financial Services Group, Inc.	111,012
5,787	Lincoln National Corp.(a)	120,080
4,400	Loews Corp.	165,528
6,700	MetLife, Inc.	225,120
9,900	Progressive Corp. (The)	189,882
4,050	Torchmark Corp.(a)	154,751
4,600	Travelers Cos., Inc. (The)(a)	232,116
6,200	Unum Group	145,948

		2,084,067

IT Services 1.8%
3,800	Computer Sciences Corp.(a)	116,508
800	International Business Machines Corp.	137,528
7,300	SAIC, Inc.(a)	109,500
6,900	Total System Services, Inc.	125,235
6,200	Western Union Co. (The)	102,424

		591,195

Media 2.9%
7,150	Comcast Corp. (Class A Stock)(a)	153,796
8,400	Gannett Co., Inc.(a)	97,020
3,600	McGraw-Hill Cos., Inc. (The)	151,596
2,400	Meredith Corp.	61,920
6,300	Time Warner, Inc.	199,458
2,850	Viacom, Inc. (Class B Stock)(a)	137,484
5,100	Walt Disney Co. (The)	173,706

		974,980

See Notes to Financial Statements.

Prudential Strategic Value Fund	11

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Metals & Mining 0.6%
3,500	Nucor Corp.	$126,280
2,800	United States Steel Corp.	84,336

		210,616

Multiline Retail 0.7%
3,000	J.C. Penney Co., Inc.	79,890
6,200	Macy’s, Inc.(a)	160,890

		240,780

Multi-Utilities 4.4%
5,900	Ameren Corp.(a)	178,534
2,700	Consolidated Edison, Inc.	151,767
5,700	Dominion Resources, Inc.	277,818
3,500	DTE Energy Co.(a)	176,960
2,300	NiSource, Inc.(a)	49,128
7,000	Public Service Enterprise Group, Inc.(a)	238,910
3,700	Sempra Energy	194,324
6,900	Xcel Energy, Inc.(a)	170,223

		1,437,664

Oil, Gas & Consumable Fuels 11.7%
2,600	Apache Corp.	267,982
7,600	Chesapeake Energy Corp.(a)	246,164
11,400	Chevron Corp.	1,127,574
7,696	ConocoPhillips	523,867
4,000	Devon Energy Corp.(a)	271,320
6,900	Exxon Mobil Corp.	510,876
3,100	Hess Corp.	183,954
3,800	Marathon Oil Corp.	102,296
1,900	Marathon Petroleum Corp.	70,414
2,700	Murphy Oil Corp.	144,666
2,900	Occidental Petroleum Corp.(a)	251,546
7,300	Valero Energy Corp.	165,856

		3,866,515

Pharmaceuticals 10.9%
3,300	Abbott Laboratories	173,283
14,000	Bristol-Myers Squibb Co.	416,500
7,600	Eli Lilly & Co.	285,076
5,200	Forest Laboratories, Inc.(a)	178,048

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
13,900	Johnson & Johnson	$914,620
20,400	Merck & Co., Inc.(a)	675,648
49,756	Pfizer, Inc.	944,369

		3,587,544

Semiconductors & Semiconductor Equipment 2.2%
34,300	Intel Corp.	690,459
3,600	MEMC Electronic Materials, Inc.(a)	25,128

		715,587

Software 0.9%
6,900	CA, Inc.	144,831
5,600	Microsoft Corp.	148,960

		293,791

Specialty Retail 2.2%
5,300	Best Buy Co., Inc.(a)	135,627
6,000	GameStop Corp. (Class A Stock)(a)	143,580
8,100	Gap, Inc. (The)(a)	133,812
3,000	Home Depot, Inc. (The)	100,140
5,900	Lowe’s Cos., Inc.(a)	117,587
7,500	RadioShack Corp.	97,575

		728,321

Textiles, Apparel & Luxury Goods 0.2%
600	VF Corp.(a)	70,236

Thrifts & Mortgage Finance 0.3%
15,200	Hudson City Bancorp, Inc.	94,392

Tobacco 0.7%
8,300	Altria Group, Inc.(a)	225,677

	Total Investments 99.3% (cost $32,695,374; Note 5)	32,713,697
	Other assets in excess of liabilities 0.7%	221,529

	Net Assets 100.0%	$32,935,226

(a)	Non-income producing security.

See Notes to Financial Statements.

Prudential Strategic Value Fund	13

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$32,713,697	$—	$—

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2011 were as follows:

Oil, Gas & Consumable Fuels	11.7%
Pharmaceuticals	10.9
Insurance	6.3
Diversified Telecommunication Services	5.4
Commercial Banks	4.6
Diversified Financial Services	4.6
Multi-Utilities	4.4
Electric Utilities	4.0
Aerospace & Defense	3.9
Healthcare Providers & Services	3.7
Food & Staples Retailing	3.2
Capital Markets	3.1
Media	2.9
Industrial Conglomerates	2.7
Computers & Peripherals	2.4
Food Products	2.4
Semiconductors & Semiconductor Equipment	2.2

See Notes to Financial Statements.

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Industry (cont’d.)
Specialty Retail	2.2%
IT Services	1.8
Biotechnology	1.6
Energy Equipment & Services	1.6
Beverages	1.2
Commercial Services & Supplies	1.2
Hotels, Restaurants & Leisure	1.1
Household Durables	1.1
Household Products	1.0
Healthcare Equipment & Supplies	0.9
Software	0.9
Diversified Consumer Services	0.8
Electronic Equipment, Instruments & Components	0.7
Multiline Retail	0.7
Tobacco	0.7
Containers & Packaging	0.6
Metals & Mining	0.6
Consumer Finance	0.5
Communications Equipment	0.4
Construction & Engineering	0.4
Thrifts & Mortgage Finance	0.3
Building Products	0.2
Chemicals	0.2
Textiles, Apparel & Luxury Goods	0.2

99.3
Other assets in excess of liabilities	0.7

100.0%

See Notes to Financial Statements.

Prudential Strategic Value Fund	15

Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value (cost $32,695,374)	$32,713,697
Cash	205,071
Dividends receivable	107,214
Receivable for investments sold	104,131
Prepaid expenses	1,557
Receivable for Fund shares sold	215

Total assets	33,131,885

Liabilities
Accrued expenses	81,165
Payable for investments purchased	53,921
Management fee payable	21,842
Payable for Fund shares reacquired	21,423
Distribution fee payable	13,924
Affiliated transfer agent fee payable	2,302
Deferred trustees’ fees	2,082

Total liabilities	196,659

Net assets	$32,935,226

Net assets were comprised of:
Shares of beneficial interest, at par	$3,509
Paid-in capital in excess of par	39,627,097

39,630,606
Undistributed net investment income	285,722
Accumulated net realized loss on investment transactions	(6,999,425)
Net unrealized appreciation on investments	18,323

Net assets, August 31, 2011	$32,935,226

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($18,979,461 ÷ 1,988,989 shares of beneficial interest issued and outstanding)	$9.54
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.10

Class B
Net asset value, offering price and redemption price per share ($1,314,868 ÷ 144,340 shares of beneficial interest issued and outstanding)	$9.11

Class C
Net asset value, offering price and redemption price per share ($10,738,373 ÷ 1,179,254 shares of beneficial interest issued and outstanding)	$9.11

Class Z
Net asset value, offering price and redemption price per share ($1,902,524 ÷ 196,157 shares of beneficial interest issued and outstanding)	$9.70

See Notes to Financial Statements.

Prudential Strategic Value Fund	17

Statement of Operations

Six Months Ended August 31, 2011 (Unaudited)

Net Investment Income
Income
Dividend	$475,814
Interest	14

Total income	475,828

Expenses
Management fee	150,118
Distribution fee—Class A	27,519
Distribution fee—Class B	7,631
Distribution fee—Class C	60,858
Transfer agent’s fees and expenses (including affiliated expense of $6,900)	37,000
Custodian’s fees and expenses	29,000
Registration fees	26,000
Reports to shareholders	15,000
Audit fee	11,000
Legal fees and expenses	10,000
Directors’ fees	6,000
Miscellaneous	6,822

Total expenses	386,948

Net investment income	88,880

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on investment transactions	701,807
Net change in unrealized appreciation (depreciation) on investments	(4,446,872)

Net loss on investments	(3,745,065)

Net Decrease In Net Assets Resulting From Operations	$(3,656,185)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income	$88,880	$206,459
Net realized gain on investment and foreign currency transactions	701,807	232,660
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,446,872)	6,612,537

Net increase (decrease) in net assets resulting from operations	(3,656,185)	7,051,656

Dividends from net investment income (Note 1)
Class A	—	(56,568)
Class B	—	(2,360)
Class C	—	(16,838)
Class Z	—	(3,569)

	—	(79,335)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	920,916	1,804,251
Net asset value of shares issued in reinvestment of dividends	—	75,536
Cost of shares reacquired	(4,180,382)	(8,665,562)

Net decrease in net assets from Fund share transactions	(3,259,466)	(6,785,775)

Total increase (decrease)	(6,915,651)	186,546

Net Assets:
Beginning of period	39,850,877	39,664,331

End of period(a)	$32,935,226	$39,850,877

(a) Includes undistributed net investment income of:	$285,722	$196,842

See Notes to Financial Statements.

Prudential Strategic Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust currently consists of three series: Prudential Jennison Select Growth Fund, Prudential Jennison Market Neutral Fund and Prudential Strategic Value Fund (the “Fund”). These financial statements relate to Prudential Strategic Value Fund. The financial statements of the Prudential Jennison Select Growth and Prudential Jennison Market Neutral Funds are not presented herein. The Trust was established as a Delaware business Trust on January 28, 2000.

The investment objective of the Fund is long-term growth of capital. The Fund’s subadvisor uses a disciplined, quantitative approach to invest in stocks that it believes are out of favor and undervalued based on price-to-earnings ratios and other value factors. The Fund may hold in excess of 200 securities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations

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are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of security

Prudential Strategic Value Fund	21

Notes to Financial Statements

(Unaudited) continued

transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets (excluding investments) and liabilities at fiscal period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sale of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees that are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: Dividends from net investment income and distributions of net capital and currency gains in excess of capital loss carryforward, if any, are declared and paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified among undistributed net investment income; accumulated net realized gain or loss and paid in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of the subadvisor, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate was .80% for the six months ended August 31, 2011.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees for Class A, B and C shares are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees related to Class A shares to .25% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received $6,279 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2011. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to sales persons and incurred other distribution costs.

Prudential Strategic Value Fund	23

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it has received $945 in contingent deferred sales charges imposed upon certain redemptions by Class B shareholders during the six months ended August 31, 2011.

PI, PIMS and QMA are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended August 31, 2011 aggregated $3,413,364 and $6,483,319, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$32,700,538	$5,532,039	$(5,518,880)	$13,159

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2011 of approximately $7,696,000 of which $1,794,000 expires in 2017, $5,655,000 expires in 2018 and $247,000 expires in 2019. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have

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been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses incurred will be required to be utilized prior to the utilization of losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A to Class Z shares of the Fund. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C and Class Z.

Prudential Strategic Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Class A	Shares	Amount
Six months ended August 31, 2011:
Shares sold	28,002	$287,244
Shares reacquired	(249,317)	(2,563,851)

Net increase (decrease) in shares outstanding before conversion	(221,315)	(2,276,607)
Shares issued upon conversion from Class B	30,980	319,211
Shares reacquired upon conversion into Class Z	(64,797)	(682,967)

Net increase (decrease) in shares outstanding	(255,132)	$(2,640,363)

Year ended February 28, 2011:
Shares sold	46,130	$438,264
Shares issued in reinvestment of dividends	6,251	54,074
Shares reacquired	(570,029)	(5,258,796)

Net increase (decrease) in shares outstanding before conversion	(517,648)	(4,766,458)
Shares issued upon conversion from Class B	59,102	540,036
Shares reacquired upon conversion into Class Z	(7,193)	(68,830)

Net increase (decrease) in shares outstanding	(465,739)	$(4,295,252)

Class B
Six months ended August 31, 2011:
Shares sold	36,616	$369,159
Shares reacquired	(15,511)	(152,359)

Net increase (decrease) in shares outstanding before conversion	21,105	216,800
Shares reacquired upon conversion into Class A	(32,379)	(319,211)

Net increase (decrease) in shares outstanding	(11,274)	$(102,411)

Year ended February 28, 2011:
Shares sold	34,343	$307,985
Shares issued in reinvestment of dividends	272	2,267
Shares reacquired	(45,999)	(403,543)

Net increase (decrease) in shares outstanding before conversion	(11,384)	(93,291)
Shares reacquired upon conversion into Class A	(61,466)	(540,036)

Net increase (decrease) in shares outstanding	(72,850)	$(633,327)

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Class C	Shares	Amount
Six months ended August 31, 2011:
Shares sold	18,692	$185,510
Shares reacquired	(126,314)	(1,242,103)

Net increase (decrease) in shares outstanding	(107,622)	$(1,056,593)

Year ended February 28, 2011:
Shares sold	68,682	$643,168
Shares issued in reinvestment of dividends	1,893	15,785
Shares reacquired	(282,409)	(2,494,300)

Net increase (decrease) in shares outstanding before conversion	(211,834)	(1,835,347)
Shares reacquired upon conversion into Class Z	(4,250)	(37,401)

Net increase (decrease) in shares outstanding	(216,084)	$(1,872,748)

Class Z
Six months ended August 31, 2011:
Shares sold	7,900	$79,003
Shares reacquired	(21,520)	(222,069)

Net increase (decrease) in shares outstanding before conversion	(13,620)	(143,066)
Shares issued upon conversion from Class A	63,769	682,967

Net increase (decrease) in shares outstanding	50,149	$539,901

Year ended February 28, 2011:
Shares sold	44,419	$414,834
Shares issued in reinvestment of dividends	389	3,410
Shares reacquired	(53,921)	(508,923)

Net increase (decrease) in shares outstanding before conversion	(9,113)	(90,679)
Shares issued upon conversion from Class A and Class C	11,132	106,231

Net increase (decrease) in shares outstanding	2,019	$15,552

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Strategic Value Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund did not utilize the SCA during the six months ended August 31, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(c)		2011(c)	2010(c)	2009(c)	2008(c)	2007(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.56		$ 8.77	$5.76	$11.69	$14.00	$12.26
Income (loss) from investment operations:
Net investment income	.04		.07	.07	.19	.20	.18
Net realized and unrealized gain (loss) on investment transactions	(1.06)		1.74	3.16	(5.54)	(1.38)	1.71
Total from investment operations	(1.02)		1.81	3.23	(5.35)	(1.18)	1.89
Less Dividends and Distributions:
Dividends from net investment income	-		(.02)	(.22)	(.07)	(.19)	(.15)
Distributions from net realized gains	-		-	-	(.51)	(.94)	-
Total dividends and distributions	-		(.02)	(.22)	(.58)	(1.13)	(.15)
Net asset value, end of period	$ 9.54		$10.56	$8.77	$ 5.76	$11.69	$14.00
Total Return(a):	(9.66)%		20.71%	56.74%	(46.73)%	(9.02)%	15.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,979		$23,696	$23,754	$17,508	$14,247	$15,970
Average net assets (000)	$21,896		$22,888	$22,813	$24,233	$16,449	$15,214
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.80%	(d)	1.78%	1.77%	1.56%	1.27%	1.34%
Expenses, excluding distribution and service (12b-1) fees	1.55%	(d)	1.53%	1.52%	1.31%	1.02%	1.09%
Net investment income	.73%	(d)	.81%	.96%	1.96%	1.42%	1.34%
For Class A, B, C and Z shares:
Portfolio turnover rate	9%	(e)	19%	12%	16%	11%	7%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% on the average daily net assets of the Class A shares through June 30, 2012.

(c) Calculated based on average shares outstanding during the period.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	29

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.12		$ 8.45	$5.56	$11.30	$13.58	$11.89
Income (loss) from investment operations:
Net investment income	-	(c)	- (c)	.02	.09	.08	.07
Net realized and unrealized gain (loss) on investment transactions	(1.01)		1.68	3.03	(5.32)	(1.33)	1.67
Total from investment operations	(1.01)		1.68	3.05	(5.23)	(1.25)	1.74
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.16)	-	(.09)	(.05)
Distributions from net realized gains	-		-	-	(.51)	(.94)	-
Total dividends and distributions	-		(.01)	(.16)	(.51)	(1.03)	(.05)
Net asset value, end of period	$ 9.11		$10.12	$8.45	$ 5.56	$11.30	$13.58
Total Return(a):	(9.98)%		19.93%	55.60%	(47.15)%	(9.77)%	14.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,315		$1,574	$1,931	$2,652	$35,243	$55,667
Average net assets (000)	$1,518		$1,623	$2,207	$13,253	$47,942	$57,517
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.55%	(d)	2.53%	2.52%	2.31%	2.02%	2.09%
Expenses, excluding distribution and service (12b-1) fees	1.55%	(d)	1.53%	1.52%	1.31%	1.02%	1.09%
Net investment income (loss)	(.01)%	(d)	.05%	.23%	.85%	.63%	.57%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.11		$ 8.45	$5.56	$11.30	$13.57	$11.89
Income (loss) from investment operations:
Net investment income	-	(c)	.01	.02	.10	.09	.07
Net realized and unrealized gain (loss) on investment transactions	(1.00)		1.66	3.03	(5.33)	(1.33)	1.66
Total from investment operations	(1.00)		1.67	3.05	(5.23)	(1.24)	1.73
Less Dividends and Distributions:
Dividends from net investment income	-		(.01)	(.16)	-	(.09)	(.05)
Distributions from net realized gains	-		-	-	(.51)	(.94)	-
Total dividends and distributions	-		(.01)	(.16)	(.51)	(1.03)	(.05)
Net asset value, end of period	$ 9.11		$10.11	$8.45	$ 5.56	$11.30	$13.57
Total Return(a):	(9.89)%		19.81%	55.60%	(47.15)%	(9.70)%	14.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,738		$13,016	$12,701	$10,880	$26,334	$38,523
Average net assets (000)	$12,105		$12,279	$12,804	$20,373	$34,794	$39,652
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.55%	(d)	2.53%	2.52%	2.31%	2.02%	2.09%
Expenses, excluding distribution and service (12b-1) fees	1.55%	(d)	1.53%	1.52%	1.31%	1.02%	1.09%
Net investment income (loss)	(.01)%	(d)	.06%	.21%	1.09%	.63%	.57%

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Less than $.005 per share.

(d) Annualized.

See Notes to Financial Statements.

Prudential Strategic Value Fund	31

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2011(b)		2011(b)	2010(b)	2009(b)	2008(b)	2007(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.72		$ 8.88	$5.83	$11.82	$14.15	$12.39
Income (loss) from investment operations:
Net investment income	.05		.10	.10	.21	.23	.21
Net realized and unrealized gain (loss) on investment transactions	(1.07)		1.77	3.18	(5.60)	(1.39)	1.74
Total from investment operations	(1.02)		1.87	3.28	(5.39)	(1.16)	1.95
Less Dividends and Distributions:
Dividends from net investment income	-		(.03)	(.23)	(.09)	(.23)	(.19)
Distributions from net realized gains	-		-	-	(.51)	(.94)	-
Total dividends and distributions	-		(.03)	(.23)	(.60)	(1.17)	(.19)
Net asset value, end of period	$ 9.70		$10.72	$8.88	$ 5.83	$11.82	$14.15
Total Return(a):	(9.51)%		21.07%	57.09%	(46.59)%	(8.81)%	15.74%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,903		$1,565	$1,279	$895	$2,456	$3,821
Average net assets (000)	$1,806		$1,345	$1,167	$1,845	$3,363	$4,011
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.55%	(c)	1.53%	1.52%	1.31%	1.02%	1.09%
Expenses, excluding distribution and service (12b-1) fees	1.55%	(c)	1.53%	1.52%	1.31%	1.02%	1.09%
Net investment income	1.02%	(c)	1.07%	1.21%	2.08%	1.62%	1.57%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Strategic Value Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, and five-year periods ending December 31, 2010, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and QMA. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and QMA, and also reviewed the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and QMA. The Board noted that QMA is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and QMA under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Large-Cap Value Funds Performance Universe) was in the second quartile for the one- and three-year periods, and in the third quartile for the five-year period. The Board also noted that the Fund outperformed its benchmark index for the three- and five-year periods, and performed competitively against its benchmark index for the one-year period. The Board further noted that the Fund ranked in the first quartile during the first quarter of 2011. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps, or waivers) and total expenses both ranked in the Expense Group’s third quartile. The Board considered that the Fund’s actual management fee was less than 1 basis point from the median for all funds included in the Expense Group. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI to the Fund during the year ended December 31, 2010 exceeded the management fees paid by the Fund, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its

Prudential Strategic Value Fund

Approval of Advisory Agreements (continued)

profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets, the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and QMA

The Board considered potential ancillary benefits that might be received by PI and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Strategic Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K405

MF502E2    0211196-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Equity Market Neutral

Objective

Long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Jennison Market Neutral Fund

Prudential Jennison Market Neutral Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 3.97%; Class B, 4.67%; Class C, 4.67%; Class R, 4.42%; Class Z, 3.67%. Net operating expenses: Class A, 3.66%; Class B, 4.41%; Class C, 4.41%; Class R, 3.91%; Class Z, 3.41%, after contractual reduction through 6/30/2012. Net operating expenses include dividends paid on stocks sold short, which are required to be disclosed as an expense (dividend expense on short positions) and broker fees and expenses on short sales. The dividend expense on short positions will be substantially offset by market value gains on the day the dividends are announced. Without the inclusion of dividend expense on short positions and broker fees and expenses on short sales, the net expense ratios are: Class A, 1.85%; Class B, 2.60%; Class C, 2.60%; Class R, 2.10%; and Class Z, 1.60%.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
	Six Months	One Year	Since Inception
Class A	3.09%	3.73%	0.10% (4/23/10)
Class B	2.69	3.01	–0.90 (4/23/10)
Class C	2.69	3.01	–0.90 (4/23/10)
Class R	N/A	N/A	2.77 (5/2/11)
Class Z	3.29	4.04	0.50 (4/23/10)
Citigroup 3-Month T-Bill Index	0.04	0.12	—
Lipper Equity Market Neutral Funds	–0.24	2.15	—

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		One Year	Since Inception
Class A		–6.46%	–5.73% (4/23/10)
Class B		–6.65	–5.37 (4/23/10)
Class C		–2.72	–2.65 (4/23/10)
Class R		N/A	N/A (5/2/11)
Class Z		–0.71	–1.67 (4/23/10)
Citigroup 3-Month T-Bill Index		0.11	—
Lipper Equity Market Neutral Funds		–0.39	—

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The

2	Visit our website at www.prudentialfunds.com

Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception returns are provided for any share class with less than 10 years of returns.

The average annual total returns take into account applicable sales charges. During the period ended February 28, 2011, the Fund charged a maximum front-end sales charge of 5.50% for Class A shares and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their share through brokers affiliated with Prudential. Under certain limited circumstances, an exchange may be made from Class A or Class C shares to Class Z shares, and from Class Z to Class A shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of up to 1.00%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class R shares are not subject to a sales charge, but have a 12b-1 fee of up to 0.75% annually. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursement, the Fund’s returns would have been lower.

Benchmark Definitions

Citigroup 3-Month T-Bill Index

The Citigroup 3-Month T-Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. Citigroup 3-Month T-Bill Index Closest Month-End to Inception cumulative total returns as of 8/31/11 is 0.17% for Class A, Class B, Class C, Class Z. Citigroup 3-Month T-Bill Index Closest Month-End to Inception average annual total returns as of 9/30/11 is 0.12% for Class A, Class B, Class C, Class Z. Class R has been in existence for less than one year and has no total return performance information available.

Lipper Equity Market Neutral Funds Average

The Lipper Equity Market Neutral Funds Average (Lipper Average) is based on the average returns of all mutual funds in the Lipper Equity Market Neutral Funds category. Lipper Average Closest Month-End to Inception cumulative total returns as of 8/31/11 is 0.74% for Class A, Class B, Class C, Class Z. Lipper Average Closest Month-End to Inception average annual total returns as of 9/30/11 is 0.81% for Class A, Class B, Class C, Class Z. Class R has been in existence for less than one year and has no total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Citigroup 3-Month T-Bill Index and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Jennison Market Neutral Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings—Long Positions expressed as a percentage of net assets as of 8/31/11
Apple, Inc., Computers & Peripherals	3.1%
Precision Castparts Corp., Aerospace & Defense	2.5
Amazon.com, Inc., Internet & Catalog Retail	2.4
Schlumberger Ltd., Energy Equipment & Services	2.3
The Mosaic Co., Chemicals	2.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Holdings—Short Positions expressed as a percentage of net assets as of 8/31/11
Consumer Staples Select Sector SPDR Fund, Exchange Traded Funds	5.1%
Health Care Select Sector SPDR Fund, Exchange Traded Funds	4.9
Technology Select Sector SPDR Fund, Exchange Traded Funds	4.8
Consumer Discretionary Select Sector SPDR Fund, Exchange Traded Funds	4.8
SPDR S&P 500 ETF Trust, Exchange Traded Funds	4.8

Five Largest Industries expressed as a percentage of net assets as of 8/31/11
Software	8.3%
Chemicals	6.5
Oil, Gas & Consumable Fuels	6.4
Food Products	6.3
Media	5.3

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Market Neutral Fund	5

Fees and Expenses (continued))

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Market Neutral Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.90	3.66%	$18.68
	Hypothetical	$1,000.00	$1,006.74	3.66%	$18.46

Class B	Actual	$1,000.00	$1,026.90	4.41%	$22.47
	Hypothetical	$1,000.00	$1,002.97	4.41%	$22.20

Class C	Actual	$1,000.00	$1,026.90	4.41%	$22.47
	Hypothetical	$1,000.00	$1,002.97	4.41%	$22.20

Class R	Actual**	$1,000.00	$1,027.70	3.91%	$13.21
	Hypothetical	$1,000.00	$1,005.48	3.91%	$19.71

Class Z	Actual	$1,000.00	$1,032.90	3.41%	$17.43
	Hypothetical	$1,000.00	$1,007.99	3.41%	$17.21

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Portfolio’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 122 day period ended August 31, 2011 due to the Class’s inception date of May 2, 2011.

6	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 95.3%
LONG POSITIONS
COMMON STOCKS

Aerospace & Defense 5.1%
1,704	Moog, Inc. (Class A Stock)(a)	$67,956
23,096	Northrop Grumman Corp.(b)	1,261,503
15,861	Precision Castparts Corp.(b)	2,598,825
29,073	Raytheon Co.(b)	1,256,826

		5,185,110

Air Freight & Logistics 0.2%
11,415	UTi Worldwide, Inc.	154,616

Automobiles 1.7%
70,200	General Motors Co.(a)(b)	1,686,906

Biotechnology 1.6%
25,739	Celgene Corp.(a)(b)	1,530,698
2,900	Cepheid, Inc.(a)	105,154

		1,635,852

Building Products 0.1%
3,554	Owens Corning(a)	103,279

Capital Markets 0.5%
12,355	Eaton Vance Corp.	301,586
6,866	Waddell & Reed Financial, Inc. (Class A Stock)	214,356

		515,942

Chemicals 6.5%
4,891	Albemarle Corp.	248,023
2,219	Cytec Industries, Inc.	100,743
36,594	E.I. du Pont de Nemours & Co.(b)	1,766,392
4,168	Intrepid Potash, Inc.(a)	142,629
29,202	Monsanto Co.(b)	2,012,894
32,046	Mosaic Co. (The)(b)	2,279,432
17,406	Spartech Corp.(a)	76,586

		6,626,699

Commercial Banks 0.8%
13,147	Bank of the Ozarks, Inc.	298,700
2,265	BOK Financial Corp.	111,438

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	7

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
4,928	First Republic Bank(a)	$125,664
8,144	FirstMerit Corp.	101,474
2,457	Prosperity Bancshares, Inc.	92,998
2,176	SVB Financial Group(a)	100,270

		830,544

Commercial Services & Supplies 0.8%
5,228	Clean Harbors, Inc.(a)	281,632
9,383	Mobile Mini, Inc.(a)	178,746
8,979	Waste Connections, Inc.	310,584

		770,962

Communications Equipment 0.4%
5,749	ADTRAN, Inc.	178,564
7,582	Finisar Corp.(a)	139,963
4,796	NETGEAR, Inc.(a)	133,377

		451,904

Computers & Peripherals 4.9%
8,250	Apple, Inc.(a)(b)	3,174,847
83,491	EMC Corp.(a)(b)	1,886,062

		5,060,909

Construction & Engineering 0.6%
8,775	Chicago Bridge & Iron Co. NV	313,706
32,840	Great Lakes Dredge & Dock Corp.	160,588
4,703	URS Corp.(a)	164,934

		639,228

Consumer Finance 1.9%
34,980	American Express Co.(b)	1,738,856
5,341	Green Dot Corp. (Class A Stock)(a)	174,651

		1,913,507

Diversified Consumer Services 0.2%
9,531	Bridgepoint Education, Inc.(a)	210,445

Diversified Telecommunication Services 0.3%
13,177	tw telecom, Inc.(a)	254,184

See Notes to Financial Statements.

8	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electrical Equipment 0.2%
6,988	Woodward, Inc.	$226,551

Electronic Equipment & Instruments 2.0%
3,129	Anixter International, Inc.	184,642
293,561	Flextronics International Ltd.(a)(b)	1,687,976
7,595	FLIR Systems, Inc.	196,483

		2,069,101

Energy Equipment & Services 3.6%
1,324	Core Laboratories NV	147,732
2,280	Dresser-Rand Group, Inc.(a)	96,786
2,114	Dril-Quip, Inc.(a)	136,776
8,724	Key Energy Services, Inc.(a)	125,538
13,181	National Oilwell Varco, Inc.(b)	871,528
30,177	Schlumberger Ltd.(b)	2,357,427

		3,735,787

Food & Staples Retailing 0.5%
7,918	Ruddick Corp.	323,767
5,629	United Natural Foods, Inc.(a)	228,931

		552,698

Food Products 6.3%
9,220	Adecoagro SA(a)	97,916
32,357	Bunge Ltd.(b)	2,093,821
13,986	Darling International, Inc.(a)	235,664
53,227	Kraft Foods, Inc. (Class A Stock)(b)	1,864,010
21,289	SunOpta, Inc.(a)	111,342
2,071	TreeHouse Foods, Inc.(a)	113,449
108,742	Tyson Foods, Inc. (Class A Stock)(b)	1,899,723

		6,415,925

Healthcare Equipment & Supplies 0.3%
9,352	Insulet Corp.(a)	163,473
4,652	Volcano Corp.(a)	139,327

		302,800

Healthcare Providers & Services 3.5%
5,009	Air Methods Corp.(a)	333,349
4,613	AMERIGROUP Corp.(a)	228,205

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	9

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Providers & Services (cont’d.)
9,862	Bio-Reference Labs, Inc.(a)	$199,607
3,916	Catalyst Health Solutions, Inc.(a)	210,367
4,366	Centene Corp.(a)	139,232
38,796	Express Scripts, Inc.(a)(b)	1,821,084
3,774	MWI Veterinary Supply, Inc.(a)	279,276
6,873	Universal Health Services, Inc. (Class B Stock)	285,917
9,986	Vanguard Health Systems, Inc.(a)	129,219

		3,626,256

Hotels, Restaurants & Leisure 3.8%
7,908	Cheesecake Factory, Inc. (The)(a)	217,075
115,781	International Game Technology(b)	1,766,818
39,596	Starbucks Corp.(b)	1,529,197
12,749	Texas Roadhouse, Inc.	182,311
5,491	Vail Resorts, Inc.	222,001

		3,917,402

Household Products 0.2%
5,196	Church & Dwight Co., Inc.	226,234

Insurance 0.8%
11,263	Protective Life Corp.	213,884
6,048	StanCorp Financial Group, Inc.	184,767
9,346	Symetra Financial Corp.	100,189
783	White Mountains Insurance Group Ltd.	313,200

		812,040

Internet & Catalog Retail 2.5%
11,624	Amazon.com, Inc.(a)(b)	2,502,531
17,465	Vitacost.com, Inc.(a)	83,308

		2,585,839

Internet Software & Services 4.4%
15,371	Baidu, Inc. (China), ADR(a)(b)	2,240,784
5,330	Digital River, Inc.(a)	107,240
3,858	Google, Inc. (Class A Stock)(a)	2,087,024
9,483	Monster Worldwide, Inc.(a)	89,519

		4,524,567

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services 2.1%
2,546	Alliance Data Systems Corp.(a)	$237,822
3,142	Global Payments, Inc.	143,998
5,468	InterXion Holding NV(a)	68,678
4,581	MasterCard, Inc. (Class A Stock)(b)	1,510,401
5,041	Wright Express Corp.(a)	212,428

		2,173,327

Life Sciences Tools & Services 0.2%
7,983	Bruker Corp.(a)	113,598
1,673	Techne Corp.	121,242

		234,840

Machinery 1.4%
4,349	AGCO Corp.(a)	186,311
3,164	CIRCOR International, Inc.	109,190
8,606	Colfax Corp.(a)	215,839
3,227	Crane Co.	136,341
3,411	Graco, Inc.	134,666
6,890	IDEX Corp.	256,170
6,182	Pentair, Inc.	212,166
5,396	RBC Bearings, Inc.(a)	188,590

		1,439,273

Media 5.3%
82,533	Comcast Corp. (Class A Stock)(b)	1,775,285
4,972	John Wiley & Sons, Inc. (Class A Stock)	242,584
38,176	Liberty Global, Inc. (Series C Stock)(a)(b)	1,473,212
40,976	Viacom, Inc. (Class B Stock)(b)	1,976,682

		5,467,763

Metals & Mining 4.3%
2,132	Compass Minerals International, Inc.	161,200
35,591	Freeport-McMoRan Copper & Gold, Inc.(b)	1,677,760
41,343	Goldcorp, Inc.(b)	2,146,529
19,336	Hecla Mining Co.(a)	148,307
4,203	Reliance Steel & Aluminum Co.	174,172
18,490	US Gold Corp.(a)	114,453

		4,422,421

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	11

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 6.4%
27,660	Anadarko Petroleum Corp.(b)	$2,039,925
3,307	Bill Barrett Corp.(a)	158,571
9,278	Brigham Exploration Co.(a)	269,990
37,284	Marathon Oil Corp.(b)	1,003,685
17,379	Marathon Petroleum Corp.(b)	644,066
5,399	Patriot Coal Corp.(a)	79,527
10,482	Quicksilver Resources, Inc.(a)	99,893
6,089	Rosetta Resources, Inc.(a)	279,790
48,496	Southwestern Energy Co.(a)(b)	1,840,423
2,519	Whiting Petroleum Corp.(a)	118,670

		6,534,540

Pharmaceuticals 1.8%
19,056	Allergan, Inc.(b)	1,558,972
3,415	Perrigo Co.	323,537

		1,882,509

Professional Services 0.4%
5,932	Corporate Executive Board Co. (The)	195,281
6,678	FTI Consulting, Inc.(a)	242,946

		438,227

Real Estate Investment Trusts 1.4%
14,884	Capstead Mortgage Corp.	198,106
61,008	Chimera Investment Corp.	184,854
15,646	CreXus Investment Corp.	146,290
18,554	DCT Industrial Trust, Inc.	83,678
27,315	Hersha Hospitality Trust	101,339
37,644	MFA Financial, Inc.	281,954
3,996	Mid-America Apartment Communities, Inc.	285,634
17,481	Summit Hotel Properties, Inc.	144,743

		1,426,598

Road & Rail 0.4%
12,246	Heartland Express, Inc.	186,139
4,789	Kansas City Southern(a)	259,372

		445,511

Semiconductors & Semiconductor Equipment 0.8%
11,762	ATMI, Inc.(a)	201,483

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
7,665	Cavium, Inc.(a)	$246,736
2,634	Hittite Microwave Corp.(a)	143,079
8,177	Power Integrations, Inc.	262,809

		854,107

Software 8.3%
7,974	Ariba, Inc.(a)	216,335
77,489	CA, Inc.(b)	1,626,494
6,800	CommVault Systems, Inc.(a)	230,588
5,364	Informatica Corp.(a)	224,108
75,325	Oracle Corp.(b)	2,114,373
4,541	QLIK Technologies, Inc.(a)	115,251
14,598	Salesforce.com, Inc.(a)(b)	1,879,492
4,698	SuccessFactors, Inc.(a)	109,745
20,772	VMware, Inc. (Class A Stock)(a)(b)	1,960,046

		8,476,432

Specialty Retail 2.2%
12,422	Express, Inc.	237,136
130,010	Staples, Inc.(b)	1,916,347
3,116	Williams-Sonoma, Inc.	103,171

		2,256,654

Textiles, Apparel & Luxury Goods 3.9%
2,435	Deckers Outdoor Corp.(a)	216,617
25,567	Lululemon Athletica, Inc.(a)(b)	1,399,282
8,402	Maidenform Brands, Inc.(a)	213,579
4,091	PVH Corp.	272,706
10,990	Ralph Lauren Corp.(b)	1,506,839
3,257	Vera Bradley, Inc.(a)	114,321
4,868	Warnaco Group, Inc. (The)(a)	259,708

		3,983,052

Thrifts & Mortgage Finance 0.1%
2,755	WSFS Financial Corp.	96,425

Wireless Telecommunication Services 2.6%
158,933	MetroPCS Communications, Inc.(a)(b)	1,773,692
18,032	NTELOS Holdings Corp.	354,329

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	13

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Wireless Telecommunication Services (cont’d.)
13,141	SBA Communications Corp. (Class A Stock)(a)	$496,599

		2,624,620

	Total long-term investments (cost $89,222,938)	97,791,586

SHORT-TERM INVESTMENT 8.5%

AFFILIATED MONEY MARKET MUTUAL FUND
8,672,635	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(c) (cost $8,672,635)	8,672,635

	TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $97,895,573)	106,464,221

SECURITIES SOLD SHORT (94.1)%
COMMON STOCKS (58.2)%

Aerospace & Defense (0.4)%
24,634	Textron, Inc.	(415,576)

Air Freight & Logistics (1.1)%
14,146	FedEx Corp.	(1,113,573)

Auto Components (0.2)%
15,227	Dana Holding Corp.(a)	(194,144)

Beverages (1.4)%
21,606	PepsiCo, Inc.	(1,392,075)

Biotechnology (0.8)%
11,905	Acorda Therapeutics, Inc.(a)	(310,125)
21,744	Human Genome Sciences, Inc.(a)	(279,845)
13,874	Opko Health, Inc.(a)	(57,994)
3,037	Regeneron Pharmaceuticals, Inc.(a)	(179,274)

		(827,238)

Capital Markets (1.8)%
17,836	E*Trade Financial Corp.(a)	(220,453)
8,929	Northern Trust Corp.	(343,141)
7,671	Stifel Financial Corp.(a)	(230,744)

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
20,059	T. Rowe Price Group, Inc.	$(1,072,755)

		(1,867,093)

Chemicals (1.2)%
12,130	Praxair, Inc.	(1,194,684)

Commercial Banks (1.6)%
34,496	BB&T Corp.	(768,916)
16,236	First Horizon National Corp.	(114,301)
10,118	Oriental Financial Group, Inc.	(111,905)
3,399	Regions Financial Corp.	(15,432)
31,433	SunTrust Banks, Inc.	(625,517)

		(1,636,071)

Commercial Services & Supplies (0.7)%
8,033	Covanta Holding Corp.	(131,902)
20,918	Republic Services, Inc.	(635,070)

		(766,972)

Communications Equipment (1.1)%
58,372	Cisco Systems, Inc.	(915,273)
11,479	Emulex Corp.(a)	(79,090)
2,850	Viasat, Inc.(a)	(101,175)

		(1,095,538)

Computers & Peripherals (1.1)%
41,906	Hewlett-Packard Co.	(1,090,813)

Construction & Engineering (0.2)%
2,606	Fluor Corp.	(158,236)

Construction Materials (0.4)%
5,971	Martin Marietta Materials, Inc.	(422,926)

Containers & Packaging (0.2)%
8,829	Owens-Illinois, Inc.(a)	(167,221)

Diversified Consumer Services (0.3)%
7,319	Apollo Group, Inc. (Class A Stock)(a)	(342,712)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	15

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services (1.9)%
178,150	Bank of America Corp.	$(1,455,486)
1,472	IntercontinentalExchange, Inc.(a)	(173,622)
10,367	MSCI, Inc. (Class A Stock)(a)	(358,387)

		(1,987,495)

Diversified Telecommunication Services (2.1)%
105,429	Frontier Communications Corp.	(789,663)
38,343	Verizon Communications, Inc.	(1,386,866)

		(2,176,529)

Electric Utilities (0.9)%
21,008	FirstEnergy Corp.	(929,604)

Electronic Equipment & Instruments (0.1)%
9,532	Corning, Inc.	(143,266)

Energy Equipment & Services (0.5)%
9,218	Baker Hughes, Inc.	(563,312)

Food Products (0.3)%
748	Hershey Co. (The)	(43,870)
17,605	Sara Lee Corp.	(317,594)

		(361,464)

Healthcare Equipment & Supplies (1.5)%
945	Edwards Lifesciences Corp.(a)	(71,300)
2,863	Intuitive Surgical, Inc.(a)	(1,091,805)
9,726	Thoratec Corp.(a)	(333,213)

		(1,496,318)

Healthcare Technology (0.3)%
17,898	Allscripts Healthcare Solutions, Inc.(a)	(321,359)

Hotels, Restaurants & Leisure (0.3)%
3,342	Las Vegas Sands Corp.(a)	(155,637)
1,076	Starwood Hotels & Resorts Worldwide, Inc.	(47,947)
638	Wynn Resorts Ltd.	(98,711)

		(302,295)

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Household Durables (0.8)%
34,281	D.R. Horton, Inc.	$(360,636)
6,888	Whirlpool Corp.	(431,809)

		(792,445)

Household Products (2.3)%
940	Clorox Co.	(65,518)
36,545	Procter & Gamble Co. (The)	(2,327,186)

		(2,392,704)

Independent Power Producers & Energy Traders (1.8)%
88,729	AES Corp. (The)(a)	(963,597)
37,022	NRG Energy, Inc.(a)	(867,796)

		(1,831,393)

Industrial Conglomerates (1.9)%
10,760	3M Co.	(892,865)
64,945	General Electric Co.	(1,059,253)

		(1,952,118)

Insurance (2.1)%
3,243	Aflac, Inc.	(122,326)
6,828	American International Group, Inc.(a)	(172,953)
3,049	Genworth Financial, Inc. (Class A Stock)(a)	(21,069)
8,911	PartnerRe Ltd.	(507,838)
14,825	RenaissanceRe Holdings Ltd.	(972,075)
17,611	XL Group PLC	(366,485)

		(2,162,746)

Internet & Catalog Retail (0.8)%
26,385	Expedia, Inc.	(799,729)

Internet Software & Services (1.1)%
17,540	eBay, Inc.(a)	(541,460)
6,622	Equinix, Inc.(a)	(622,733)

		(1,164,193)

IT Services (1.2)%
23,634	Automatic Data Processing, Inc.	(1,182,409)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	17

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Leisure Equipment & Products (0.1)%
6,445	Brunswick Corp.	$(102,411)

Machinery (0.2)%
5,503	PACCAR, Inc.	(207,078)

Media (1.5)%
4,912	Lamar Advertising Co. (Class A Stock)(a)	(102,710)
23,636	New York Times Co. (The) (Class A Stock)(a)	(193,343)
32,722	Thomson Reuters Corp.	(1,012,419)
9,304	Virgin Media, Inc.	(235,949)

		(1,544,421)

Metals & Mining (0.9)%
15,511	Commercial Metals Co.	(182,254)
5,963	Nucor Corp.	(215,145)
1,197	Southern Copper Corp.	(40,423)
26,936	Titanium Metals Corp.	(431,784)
1,074	United States Steel Corp.	(32,349)

		(901,955)

Multiline Retail (0.6)%
12,646	Target Corp.	(653,419)

Multi-Utilities (1.6)%
37,012	Ameren Corp.	(1,119,983)
11,484	PG&E Corp.	(486,347)

		(1,606,330)

Oil, Gas & Consumable Fuels (4.2)%
5,083	Arch Coal, Inc.	(103,236)
2,176	Chesapeake Energy Corp.	(70,481)
17,699	Consol Energy, Inc.	(808,136)
15,389	Continental Resources, Inc.(a)	(860,091)
771	CVR Energy, Inc.(a)	(21,950)
16,141	Devon Energy Corp.	(1,094,844)
17,108	Gastar Exploration Ltd.(a)	(70,998)
8,641	Newfield Exploration Co.(a)	(441,123)
6,850	Petroquest Energy, Inc.(a)	(52,060)
3,493	QEP Resources, Inc.	(122,989)
13,598	Rex Energy Corp.(a)	(167,119)

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
18,408	Williams Cos., Inc. (The)	$(496,832)

		(4,309,859)

Pharmaceuticals (3.5)%
25,719	Abbott Laboratories	(1,350,505)
52,122	Merck & Co., Inc.	(1,726,281)
32,327	Warner Chilcott PLC (Class A Stock)	(551,498)

		(3,628,284)

Real Estate Investment Trusts (5.7)%
7,926	AvalonBay Communities, Inc.	(1,080,948)
417	Federal Realty Investment Trust	(37,759)
31,054	HCP, Inc.	(1,157,693)
2,916	Health Care REIT, Inc.	(148,600)
9,644	Public Storage	(1,193,252)
9,836	Simon Property Group, Inc.	(1,155,730)
20,914	Ventas, Inc.	(1,118,481)

		(5,892,463)

Semiconductors & Semiconductor Equipment (2.0)%
24,137	MEMC Electronic Materials, Inc.(a)	(168,476)
15,509	Microsemi Corp.(a)	(240,855)
116,332	PMC - Sierra, Inc.(a)	(708,462)
6,862	Rambus, Inc.(a)	(79,668)
6,502	Silicon Laboratories, Inc.(a)	(224,774)
19,600	Skyworks Solutions, Inc.(a)	(404,348)
10,898	Volterra Semiconductor Corp.(a)	(220,684)

		(2,047,267)

Software (4.3)%
90,424	Activision Blizzard, Inc.	(1,070,620)
23,578	Autodesk, Inc.(a)	(664,900)
7,207	Citrix Systems, Inc.(a)	(435,519)
7,946	Concur Technologies, Inc.(a)	(332,302)
19,189	Microsoft Corp.	(510,427)
38,983	Nuance Communications, Inc.(a)	(723,524)
5,870	Parametric Technology Corp.(a)	(105,660)
11,282	Rovi Corp.(a)	(551,577)

		(4,394,529)

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	19

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Specialty Retail (0.1)%
30,400	Charming Shoppes, Inc.(a)	$(96,368)

Textiles, Apparel & Luxury Goods (0.1)%
744	Fossil, Inc.(a)	(71,878)

Thrifts & Mortgage Finance (0.8)%
45,436	Capitol Federal Financial, Inc.	(487,528)
38,963	TFS Financial Corp.(a)	(345,212)

		(832,740)

Wireless Telecommunication Services (0.2)%
5,255	United States Cellular Corp.(a)	(227,226)

	TOTAL COMMON STOCKS SOLD SHORT (proceeds $(64,333,581))	(59,760,479)

EXCHANGE TRADED FUNDS (35.9)%
130,640	Consumer Discretionary Select Sector SPDR Fund	(4,904,226)
168,047	Consumer Staples Select Sector SPDR Fund	(5,190,972)
67,642	Energy Select Sector SPDR Fund	(4,640,241)
151,568	Health Care Select Sector SPDR Fund	(5,056,309)
149,424	Industrial Select Sector SPDR Fund	(4,839,843)
66,655	Materials Select Sector SPDR Fund	(2,353,588)
40,107	SPDR S&P 500 ETF Trust	(4,895,460)
200,541	Technology Select Sector SPDR Fund	(4,905,233)

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $(36,482,807))	(36,785,872)

	TOTAL SECURITIES SOLD SHORT (proceeds $(100,816,388))	(96,546,351)

	TOTAL INVESTMENTS, NET OF SECURITIES SOLD 9.7% (proceeds $(2,920,815); Note 5)	9,917,870
	Other assets in excess of other liabilities 90.3%	92,659,654

	NET ASSETS 100.0%	$102,577,524

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

ETF—Exchange Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor’s Depositary Receipts

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral in connection with the short positions carried by the Fund.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$97,791,586	$—	$—
Affiliated Money Market Mutual Fund	8,672,635	—	—
Common Stocks Sold Short	(59,760,479)	—	—
Exchange Traded Funds Sold Short	(36,785,872)	—	—

Total	$9,917,870	$—	$—

The industry classification of portfolio holdings and other assets in excess of other liabilities shown as a percentage of net assets as of August 31, 2011 was as follows:

Affiliated Money Market Mutual Fund	8.5%
Software	8.3
Chemicals	6.5
Oil, Gas & Consumable Fuels	6.4
Food Products	6.3
Media	5.3

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	21

Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Industry (cont’d.)
Aerospace & Defense	5.1%
Computers & Peripherals	4.9
Internet Software & Services	4.4
Metals & Mining	4.3
Textiles, Apparel & Luxury Goods	3.9
Hotels, Restaurants & Leisure	3.8
Energy Equipment & Services	3.6
Healthcare Providers & Services	3.5
Wireless Telecommunication Services	2.6
Internet & Catalog Retail	2.5
Specialty Retail	2.2
IT Services	2.1
Electronic Equipment & Instruments	2.0
Consumer Finance	1.9
Pharmaceuticals	1.8
Automobiles	1.7
Biotechnology	1.6
Machinery	1.4
Real Estate Investment Trusts	1.4
Commercial Banks	0.8
Commercial Services & Supplies	0.8
Insurance	0.8
Semiconductors & Semiconductor Equipment	0.8
Construction & Engineering	0.6
Capital Markets	0.5
Food & Staples Retailing	0.5
Communications Equipment	0.4
Professional Services	0.4
Road & Rail	0.4
Diversified Telecommunication Services	0.3
Healthcare Equipment & Supplies	0.3
Air Freight & Logistics	0.2
Diversified Consumer Services	0.2
Electrical Equipment	0.2
Household Products	0.2
Life Sciences Tools & Services	0.2
Building Products	0.1
Thrifts & Mortgage Finance	0.1
Electronic Equipment & Instruments	(0.1)
Leisure Equipment & Products	(0.1)
Specialty Retail	(0.1)
Textiles, Apparel & Luxury Goods	(0.1)
Auto Components	(0.2)
Construction & Engineering	(0.2)
Containers & Packaging	(0.2)
Machinery	(0.2)
Wireless Telecommunication Services	(0.2)

See Notes to Financial Statements.

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Industry (cont’d.)
Diversified Consumer Services	(0.3)%
Food Products	(0.3)
Healthcare Technology	(0.3)
Hotels, Restaurants & Leisure	(0.3)
Aerospace & Defense	(0.4)
Construction Materials	(0.4)
Energy Equipment & Services	(0.5)
Multiline Retail	(0.6)
Commercial Services & Supplies	(0.7)
Biotechnology	(0.8)
Household Durables	(0.8)
Internet & Catalog Retail	(0.8)
Thrifts & Mortgage Finance	(0.8)
Electric Utilities	(0.9)
Metals & Mining	(0.9)
Air Freight & Logistics	(1.1)
Communications Equipment	(1.1)
Computers & Peripherals	(1.1)
Internet Software & Services	(1.1)
Chemicals	(1.2)
IT Services	(1.2)
Beverages	(1.4)
Healthcare Equipment & Supplies	(1.5)
Media	(1.5)
Commercial Banks	(1.6)
Multi-Utilities	(1.6)
Capital Markets	(1.8)
Independent Power Producers & Energy Traders	(1.8)
Diversified Financial Services	(1.9)
Industrial Conglomerates	(1.9)
Semiconductors & Semiconductor Equipment	(2.0)
Diversified Telecommunication Services	(2.1)
Insurance	(2.1)
Household Products	(2.3)
Pharmaceuticals	(3.5)
Oil, Gas & Consumable Fuels	(4.2)
Software	(4.3)
Real Estate Investment Trusts	(5.7)
Exchange Traded Funds	(35.9)

9.7
Other assets in excess of other liabilities	90.3

100.0%

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	23

Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $89,222,938)	$97,791,586
Affiliated Investments (cost $8,672,635)	8,672,635
Deposit with broker for securities sold short	93,837,071
Receivable for Fund shares sold	397,305
Receivable for investments sold	87,440
Dividends receivable	63,641
Prepaid expenses	1,983

Total assets	200,851,661

Liabilities
Securities sold short, at value (proceeds $100,816,388)	96,546,351
Payable for Fund shares reacquired	1,351,033
Payable for investments purchased	133,587
Management fee payable	104,112
Dividends payable on securities sold short	63,179
Accrued expenses	50,582
Distribution fee payable	24,192
Affiliated transfer agent fee payable	1,101

Total liabilities	98,274,137

Net Assets	$102,577,524

Net assets were comprised of:
Shares of beneficial interest, at par	$10,250
Paid-in capital in excess of par	99,649,795

99,660,045
Accumulated net investment loss	(1,591,590)
Accumulated net realized loss on investment and short sale transactions	(8,329,616)
Net unrealized appreciation on investments and short sales	12,838,685

Net assets, August 31, 2011	$102,577,524

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($25,753,112 ÷ 2,572,692 shares of beneficial interest issued and outstanding)	$10.01
Maximum sales charge (5.50% of offering price)	.58

Maximum offering price to public	$10.59

Class B
Net asset value, offering price and redemption price per share ($2,352,730 ÷ 237,398 shares of beneficial interest issued and outstanding)	$9.91

Class C
Net asset value, offering price and redemption price per share ($19,412,678 ÷ 1,958,996 shares of beneficial interest issued and outstanding)	$9.91

Class R
Net asset value, offering price and redemption price per share ($1,028 ÷ 102.7 shares of beneficial interest issued and outstanding)	$10.01

Class Z
Net asset value, offering price and redemption price per share ($55,057,976 ÷ 5,481,016 shares of beneficial interest issued and outstanding)	$10.05

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	25

Statement of Operations

Six Months Ended August 31, 2011 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$491,674
Affiliated dividend income	6,807

Total Income	498,481

Expenses
Management fee	769,407
Distribution fee—Class A	43,298
Distribution fee—Class B	10,848
Distribution fee—Class C	102,894
Distribution fee—Class R	2
Dividend expense on short positions	893,640
Registration fees	53,000
Transfer agent’s fees and expenses (including affiliated expense of $3,600) (Note 3)	41,000
Broker fees and expenses on short sales	35,160
Custodian’s fees and expenses	33,000
Audit fee	15,000
Reports to shareholders	15,000
Legal fees and expenses	12,000
Trustees’ fees	6,000
Insurance	1,000
Loan interest expense (Note 7)	182
Miscellaneous	7,253

Total expenses	2,038,684
Less: Management fee waiver (Note 2)	(132,144)

Net expenses	1,906,540

Net investment loss	(1,408,059)

Realized And Unrealized Gain (Loss) On Investments And Short Sales
Net realized gain (loss) on:
Investment transactions	6,566,089
Short sale transactions	(6,998,336)

(432,247)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,695,228)
Short sales	15,469,604

4,774,376

Net gain on investments and short sales	4,342,129

Net Increase In Net Assets Resulting From Operations	$2,934,070

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2011	April 23, 2010* through February 28, 2011
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(1,408,059)	$(1,994,066)
Net realized loss on investment and short sale transactions	(432,247)	(7,555,484)
Net change in unrealized appreciation (depreciation) on investments and short sales	4,774,376	8,064,309

Net increase (decrease) in net assets resulting from operations	2,934,070	(1,485,241)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	34,221,359	164,170,703
Cost of shares reacquired	(52,624,089)	(44,639,278)

Net increase (decrease) in net assets from Fund share transactions	(18,402,730)	119,531,425

Total increase (decrease)	(15,468,660)	118,046,184

Net Assets
Beginning of period	118,046,184	—

End of period	$102,577,524	$118,046,184

*	Commencement of operations.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	27

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Trust currently consists of four funds: Prudential Jennison Market Neutral Fund (the “Fund”), Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund. These financial statements relate to Prudential Jennison Market Neutral Fund. The Fund commenced investment operations on April 23, 2010. The financial statements of the Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund and Prudential Real Assets Fund are not presented herein. The Trust was established as a Delaware business trust on January 28, 2000.

The investment objective of the Fund is long-term capital appreciation while preserving capital by using strategies designed to produce returns that have a low correlation to U.S. equity markets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor(s); to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair

28	Visit our website at www.prudentialfunds.com

valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate, when in excess of expenses is included in the Statement of Operations and represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under

Prudential Jennison Market Neutral Fund	29

Notes to Financial Statements

(Unaudited) continued

contractual terms. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on security transactions are calculated on the identified cost basis. Dividend income on long positions and dividend expense on short positions is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

30	Visit our website at www.prudentialfunds.com

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.50% of the average daily net assets of the Fund.

PI has contractually agreed until June 30, 2012 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) to each class of shares to not exceed 1.60% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Funds’ Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75%, of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed to limit such expenses to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it has received $17,188 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2011. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2011, it received $4,316, $4,578 and $8,396 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders.

Prudential Jennison Market Neutral Fund	31

Notes to Financial Statements

(Unaudited) continued

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, excluding short-term investments, for the six months ended August 31, 2011, were $46,431,792 and $54,026,277, respectively. Portfolio securities short sales and purchases to cover were $179,948,142 and $183,636,090, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$101,450,270	$7,669,470	$(2,655,519)	$5,013,951

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

For federal income tax purposes, the Fund had a capital loss carryforward as of February 28, 2011 of approximately $337,000 which expires in 2019. Accordingly,

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no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Fund elected to treat post-October capital losses of approximately $4,188,900 as having been incurred in the fiscal year ending February 29, 2012.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A shares or Class C shares to Class Z shares and Class Z shares to Class A shares of the Fund. Class C shares are sold with a CDSC of 1% during the first 12 months. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At August 31, 2011, 102.7 shares of Class R were owned by Prudential.

Prudential Jennison Market Neutral Fund	33

Notes to Financial Statements

(Unaudited) continued

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2011:
Shares sold	567,928	$5,585,642
Shares reacquired	(1,360,464)	(13,343,032)

Net increase (decrease) in shares outstanding before conversion	(792,536)	(7,757,390)
Shares issued upon conversion from Class B and Class Z	1,154	11,251
Shares reacquired upon conversion into Class Z	(648,595)	(6,504,880)

Net increase (decrease) in shares outstanding	(1,439,977)	$(14,251,019)

Period ended February 28, 2011*:
Shares sold	5,341,252	$52,305,311
Shares reacquired	(1,328,809)	(13,037,352)

Net increase (decrease) in shares outstanding before conversion	4,012,443	39,267,959
Shares issued upon conversion from Class B	713	7,110
Shares reacquired upon conversion into Class Z	(487)	(4,874)

Net increase (decrease) in shares outstanding	4,012,669	$39,270,195

Class B
Six months ended August 31, 2011:
Shares sold	36,098	$352,567
Shares reacquired	(10,350)	(100,088)

Net increase (decrease) in shares outstanding before conversion	25,748	252,479
Shares reacquired upon conversion into Class A	(860)	(8,245)

Net increase (decrease) in shares outstanding	24,888	$244,234

Period ended February 28, 2011*:
Shares sold	230,827	$2,260,767
Shares reacquired	(17,600)	(172,058)

Net increase (decrease) in shares outstanding before conversion	213,227	2,088,709
Shares reacquired upon conversion into Class A	(717)	(7,110)

Net increase (decrease) in shares outstanding	212,510	$2,081,599

34	Visit our website at www.prudentialfunds.com

Class C	Shares	Amount
Six months ended August 31, 2011:
Shares sold	383,454	$3,723,494
Shares reacquired	(499,216)	(4,895,185)

Net increase (decrease) in shares outstanding	(115,762)	$(1,171,691)

Period ended February 28, 2011*:
Shares sold	2,402,932	$23,770,665
Shares reacquired	(325,921)	(3,192,469)

Net increase (decrease) in shares outstanding before conversion	2,077,011	20,578,196
Shares reacquired upon conversion into Class Z	(2,253)	(22,458)

Net increase (decrease) in shares outstanding	2,074,758	$20,555,738

Class R
Period ended August 31, 2011**:
Shares sold	102.7	$1,000

Net increase (decrease) in shares outstanding	102.7	$1,000

Class Z
Six months ended August 31, 2011:
Shares sold	2,479,806	$24,558,656
Shares reacquired	(3,500,313)	(34,285,784)

Net increase (decrease) in shares outstanding before conversion	(1,020,507)	(9,727,128)
Shares issued upon conversion from Class A	646,662	6,504,880
Shares reacquired upon conversion into Class A	(300)	(3,006)

Net increase (decrease) in shares outstanding	(374,145)	$(3,225,254)

Period ended February 28, 2011*:
Shares sold	8,724,864	$85,833,960
Shares reacquired	(2,872,428)	(28,237,399)

Net increase (decrease) in shares outstanding before conversion	5,852,436	57,596,561
Shares issued upon conversion from Class A and Class C	2,725	27,332

Net increase (decrease) in shares outstanding	5,855,161	$57,623,893

*	Commenced operations on April 23, 2010.
**	Commenced offering on May 2, 2011.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to

Prudential Jennison Market Neutral Fund	35

Notes to Financial Statements

(Unaudited) continued

December 17, 2010, the Funds had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these SCA’s is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the line of credit during the period ended August 31, 2011. The average daily balance for the 4 days that the Fund had loans outstanding during the period was approximately $1,089,000, borrowed at a weighted average interest rate of 1.51%. At August 31, 2011, the Fund did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. The objective of ASU No. 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU No. 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31,		April 23, 2010(a) through February 28,
	2011(f)		2011(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71		$10.00
Income (loss) from investment operations:
Net investment loss	(.13)		(.22)
Net realized and unrealized gain (loss) on investment and short sale transactions	.43		(.07)
Total from investment operations	.30		(.29)
Net asset value, end of period	$10.01		$9.71
Total Return(b):	3.09%		(2.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$25,753		$38,979
Average net assets (000)	$34,450		$25,708
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	3.66%	(g)	3.58%	(g)
Expenses, excluding distribution and service (12b-1) fees	3.41%	(g)	3.33%	(g)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(g)	1.60%	(g)
Net investment loss	(2.72)%	(g)	(2.62)%	(g)
For Class A, B, C, R and Z shares:
Portfolio turnover rate	119%	(h)	236%	(h)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 3.92% and (2.98)%, respectively, for the six months ended August 31, 2011 and 3.92% and (2.96)%, respectively, for the period ended February 28, 2011.

(f) Calculated based on average shares outstanding during the period.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	37

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended August 31,		April 23, 2010(a) through February 28,
	2011(e)		2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.65		$10.00
Income (loss) from investment operations:
Net investment loss	(.17)		(.28)
Net realized and unrealized gain (loss) on investment and short sale transactions	.43		(.07)
Total from investment operations	.26		(.35)
Net asset value, end of period	$9.91		$9.65
Total Return(b):	2.69%		(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,353		$2,051
Average net assets (000)	$2,158		$1,190
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	4.41%	(f)	4.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.41%	(f)	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1.60%	(f)
Net investment loss	(3.44)%	(f)	(3.37)%	(f)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 4.67% and (3.70)%, respectively, for the six months ended August 31, 2011 and 4.67% and (3.71)%, respectively, for the period ended February 28, 2011.

(e) Calculated based on average shares outstanding during the period.

(f) Annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended August 31,		April 23, 2010(a) through February 28,
	2011(e)		2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.65		$10.00
Income (loss) from investment operations:
Net investment loss	(.17)		(.28)
Net realized and unrealized gain (loss) on investment and short sale transactions	.43		(.07)
Total from investment operations	.26		(.35)
Net asset value, end of period	$9.91		$9.65
Total Return(b):	2.69%		(3.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,413		$20,024
Average net assets (000)	$20,467		$11,469
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	4.41%	(f)	4.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.41%	(f)	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1.60%	(f)
Net investment loss	(3.45)%	(f)	(3.37)%	(f)

(a) Commencement of operations.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 4.67% and (3.71)%, respectively, for the six months ended August 31, 2011 and 4.67% and (3.71)%, respectively, for the period ended February 28, 2011.

(e) Calculated based on average shares outstanding during the period.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	39

Financial Highlights

(Unaudited) continued

Class R Shares
	May 2, 2011(a) through August 31,
	2011(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.74
Income (loss) from investment operations:
Net investment loss	(.09)
Net realized and unrealized gain on investment and short sale transactions	.36
Total from investment operations	.27
Net asset value, end of period	$10.01
Total Return(b):	2.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(c)(d)(e):
Expenses, including distribution and service (12b-1) fees	3.91%	(g)
Expenses, excluding distribution and service (12b-1) fees	3.41%	(g)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(g)
Net investment loss	(2.66)%	(g)

(a) Commencement of offering.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(e) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 4.17% and (2.92)%, respectively, for the period ended August 31, 2011.

(f) Calculated based on average shares outstanding during the period.

(g) Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended August 31,		April 23, 2010(a) through February 28,
	2011(e)		2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.73		$10.00
Income (loss) from investment operations:
Net investment loss	(.12)		(.20)
Net realized and unrealized gain (loss) on investment and short sale transactions	.44		(.07)
Total from investment operations	.32		(.27)
Net asset value, end of period	$10.05		$9.73
Total Return(b):	3.29%		(2.70)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,058		$56,993
Average net assets (000)	$44,955		$52,147
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	3.41%	(f)	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees	3.41%	(f)	3.33%	(f)
Expenses, excluding distribution and service (12b-1) fees, interest and dividend expense on short positions and broker fees and expenses on short sales	1.60%	(f)	1.60%	(f)
Net investment loss	(2.41)%	(f)	(2.37)%	(f)

(a) Commencement of operations.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Net of expense waiver/reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios including distribution and service (12b-1) fees and net investment loss ratios would have been 3.67% and (2.67)%, respectively, for the six months ended August 31, 2011 and 3.67% and (2.71)%, respectively, for the period ended February 28, 2011.

(e) Calculated based on average shares outstanding during the period.

(f) Annualized.

See Notes to Financial Statements.

Prudential Jennison Market Neutral Fund	41

Approval of Advisory Agreements (Unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Market Neutral Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 6-8, 2011 and approved the renewal of the agreements through July 31, 2012, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. To the extent that PI deems appropriate, and for reasons addressed in detail with the Board, PI may provide supplemental data compiled by Lipper for the Board’s consideration. The comparisons placed the Fund in various quartiles for the fourth quarter of 20102 (with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including

[1]	Prudential Jennison Market Neutral Fund is a series of Prudential Investment Portfolios 3.
[2]	Because the Fund commenced operations during 2010, comparative performance and expense data for longer time periods was not available.

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2011.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are in the interest of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and Jennison. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and Jennison, and also reviewed the qualifications, backgrounds and responsibilities of the Jennison portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board

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was provided with information pertaining to PI’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI and Jennison. The Board noted that Jennison is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and Jennison under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Equity Market-Neutral Funds Performance Universe) was in the second quartile for the fourth quarter of 2010. The Board noted that the Fund outperformed its benchmark index over the fourth quarter of 2010. The Board concluded that, in light of the Fund’s recent commencement of operations and its competitive performance since inception, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) ranked in the Expense Group’s first quartile, and that the Fund’s total expenses ranked in the Expense Group’s fourth quartile. The Board considered that PI has agreed to cap the Fund’s operating expenses at 1.60% (exclusive of 12b-1 fees and certain other fees) through June 30, 2012. The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital

Prudential Jennison Market Neutral Fund

Approval of Advisory Agreements (continued)

structure and cost of capital. However, the Board considered that the cost of services provided by PI during the period from the Fund’s inception (April 23, 2010) through December 31, 2010 exceeded the management fees paid by PI, resulting in an operating loss to PI. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and Jennison

The Board considered potential ancillary benefits that might be received by PI and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Market Neutral Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON MARKET NEUTRAL FUND

SHARE CLASS	A	B	C	R	Z
NASDAQ	PJNAX	PJNBX	PJNCX	PJNRX	PJNZX
CUSIP	74440K850	74440K843	74440K835	74440K769	74440K827

MF206E2    0211191-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL REAL ASSETS FUND

SEMIANNUAL REPORT • AUGUST 31, 2011

Fund Type

Real Assets

Objective

Long-term real return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, the Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

October 14, 2011

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing the Prudential Investments® family of mutual funds.

Sincerely,

Judy A. Rice, President

Prudential Real Assets Fund

Prudential Real Assets Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 2.38%; Class B, 3.08%; Class C, 3.08%; Class Z, 2.08%. Net operating expenses: Class A, 1.75%; Class B, 2.50%; Class C, 2.50%; Class Z, 1.50%, after contractual reduction through 6/30/2012.

Cumulative Total Returns (Without Sales Charges) as of 8/31/11
	Six Months	Since Inception
Class A	0.68%	2.49%
Class B	0.36	2.06
Class C	0.36	1.96
Class Z	0.82	2.64
Customized Blend Index	0.99	3.62
Barclays Capital U.S. TIPS Index	9.69	10.85
Lipper Flexible Portfolio Funds Average	–3.22	–0.02

Average Annual Total Returns (With Sales Charges) as of 9/30/11
		Since Inception
Class A		N/A
Class B		N/A
Class C		N/A
Class Z		N/A
Customized Blend Index		N/A
Barclays Capital U.S. TIPS Index		N/A
Lipper Flexible Portfolio Funds Average		N/A

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes or an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Inception date: 12/30/10

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The average annual total returns take into account applicable sales charges. During the six months ended August 31, 2011, the Fund charged a maximum front-end sales charge of 5.50% for Class A shares and a 12b-1 fee of up to 0.30% annually. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their share through brokers affiliated with Prudential. Under certain circumstances, an exchange may be made from Class A, Class B or Class C shares to Class Z shares of the Fund. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years, respectively, after the purchase and a 12b-1 fee of up to 1.00%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a 12b-1 fee of 1% and a CDSC of 1% for shares sold within 12 months from the date of purchase. Class Z shares are not subject to a 12b-1 fee or a CDSC. The returns in the tables reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Without waiver of fees and/or expense reimbursement, the Fund’s returns would have been lower.

Benchmark Definitions

Customized Blend Index

The Customized Blend Benchmark for the Prudential Real Assets Fund (Customized Blend) is a model portfolio consisting of the Dow Jones-UBS Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate ND Index (33.3%) and Barclays Capital U.S. TIPS Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Customized Blend does not reflect deductions for any sales charges or operating expenses of a mutual fund. Dow Jones-UBS Commodity Index is a diversified benchmark for the commodity futures market. It is composed of futures contracts on 19 physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel, and zinc, which trade on the London Metal Exchange (LME). MSCI World Real Estate Index is a sub-index of MSCI World Index and represents only securities in the GICS Real Estate Industry Group.

Barclays Capital U.S. TIPS Index

The Barclays Capital U.S. Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the U.S. Treasury.

Lipper Flexible Portfolio Funds Average

The Lipper Flexible Portfolio Funds Average (Lipper Average) is Funds that allocate their investments across various asset classes, including domestic common stocks, bonds, and money market instruments, with a focus on total return.

Investors cannot invest directly in an index or average. The returns for the Customized Blend Index and the Barclays Capital U.S. TIPS Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Customized Blend Index, Barclays Capital U.S. Tips Index, and Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Prudential Real Assets Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 8/31/11
Prudential Jennison Utility Fund (Class Z), Affiliated Mutual Funds	13.4%
Prudential US Real Estate Fund (Class Z), Affiliated Mutual Funds	7.9
Prudential Jennison Natural Resources Fund, Inc. (Class Q), Affiliated Mutual Funds	5.3
U.S. Treasury Inflationary Indexed Bonds, TIPS, 2.00%, 01/15/14 - 01/15/26, U.S. Treasury Obligations	5.1
U.S. Treasury Inflationary Indexed Bonds, TIPS, 2.375%, 01/15/17 - 01/15/27, U.S. Treasury Obligations	4.1

Holdings reflect only long-term investments and are subject to change.

Allocations expressed as a percentage of net assets as of 8/31/11
U.S. Treasury Obligations	36.4%
Affiliated Mutual Funds	30.3
Common Stocks	6.4

Allocations reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2011, at the beginning of the period, and held through the six-month period ended August 31, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Prudential Real Assets Fund	5

Fees and Expenses (continued)

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Real Assets Fund		Beginning Account Value March 1, 2011	Ending Account Value August 31, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,006.80	1.75%	$8.83
	Hypothetical	$1,000.00	$1,016.34	1.75%	$8.87

Class B	Actual	$1,000.00	$1,003.60	2.50%	$12.59
	Hypothetical	$1,000.00	$1,012.57	2.50%	$12.65

Class C	Actual	$1,000.00	$1,003.60	2.50%	$12.59
	Hypothetical	$1,000.00	$1,012.57	2.50%	$12.65

Class Z	Actual	$1,000.00	$1,008.20	1.50%	$7.57
	Hypothetical	$1,000.00	$1,017.60	1.50%	$7.61

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2011, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2012 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Consolidated Portfolio of Investments

as of August 31, 2011 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS—73.1%
AFFILIATED MUTUAL FUNDS—30.3%
221,037	Prudential International Real Estate Fund (Class Z)	$2,128,589
57,240	Prudential Jennison Natural Resources Fund, Inc. (Class Q)	3,065,753
737,735	Prudential Jennison Utility Fund (Class Z)	7,775,727
431,063	Prudential US Real Estate Fund (Class Z)	4,564,959

	TOTAL AFFILIATED MUTUAL FUNDS (cost $17,639,007)(w)	17,535,028

COMMON STOCKS—6.4%

Metals & Mining
5,200	Agnico-Eagle Mines Ltd. (Canada)	359,216
5,100	AngloGold Ashanti Ltd., ADR (South Africa)	228,786
9,300	Barrick Gold Corp. (Canada)	471,975
7,500	Cia de Minas Buenaventura SA, ADR (Peru)	351,225
14,550	Gold Fields Ltd., ADR (South Africa)	241,094
6,400	Goldcorp, Inc. (Canada)	332,288
26,150	Harmony Gold Mining Co. Ltd., ADR (South Africa)	349,626
57,700	Hecla Mining Co.*	442,559
13,900	Kinross Gold Corp. (Canada)	240,331
3,900	Newmont Mining Corp.	244,218
4,350	Randgold Resources Ltd., ADR (United Kingdom)	459,142

	TOTAL COMMON STOCKS (cost $3,610,712)	3,720,460

Principal Amount (000)#
U.S. TREASURY OBLIGATIONS—36.4%
	U.S. Treasury Inflationary Indexed Bonds, TIPS
$595	0.125%, 04/15/16	635,383
625	0.50%, 04/15/15	684,014
780	0.625%, 04/15/13 - 07/15/21	830,853
1,100	1.125%, 01/15/21	1,243,544
980	1.25%, 04/15/14 - 07/15/20	1,123,717
990	1.375%, 07/15/18 - 01/15/20	1,159,200
1,650	1.625%, 01/15/15 - 01/15/18	2,105,310
145	1.75%, 01/15/28	180,086
1,560	1.875%, 07/15/13 - 07/15/19	1,985,943
2,250	2.00%, 01/15/14 - 01/15/26	2,933,585
1,375	2.125%, 01/15/19 - 02/15/41	1,732,607
1,710	2.375%, 01/15/17 - 01/15/27	2,374,477

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	7

Consolidated Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Principal Amount (000)#	Description	Value (Note 1)
U.S. TREASURY OBLIGATIONS (Continued)
$1,060	2.50%, 07/15/16 - 01/15/29	$1,406,110
180	2.625%, 07/15/17	233,338
115	3.375%, 04/15/32	214,287
775	3.625%, 04/15/28	1,551,186
310	3.875%, 04/15/29	637,066

	TOTAL U.S. TREASURY OBLIGATIONS (cost $19,836,914)	21,030,706

	TOTAL LONG-TERM INVESTMENTS (cost $41,086,633)	42,286,194

SHORT-TERM INVESTMENTS—23.9%

U.S. TREASURY OBLIGATIONS(k)(n)—14.2%
	U.S. Treasury Bills
8,000	0.025%, 10/13/11(p)	7,999,886
200	0.10%, 12/15/11	199,993

	TOTAL U.S. TREASURY OBLIGATIONS (cost $8,199,708)	8,199,879

Shares
AFFILIATED MONEY MARKET MUTUAL FUND—9.7%
5,573,206	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $5,573,206)(w)	5,573,206

	TOTAL SHORT-TERM INVESTMENTS (cost $13,772,914)	13,773,085

	TOTAL INVESTMENTS—97.0% (cost $54,859,547; Note 5)	56,059,279
	Other assets in excess of liabilities(x)—3.0%	1,757,259

	NET ASSETS—100.0%	$57,816,538

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

TIPS—Treasury Inflation-Protected Securities

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.

See Notes to Consolidated Financial Statements.

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(p)	Represents a security held in the Cayman Subsidiary.
(w)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at August 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2011	Unrealized Appreciation(1)
	Long Position:
25	CBOE VIX	Sep. 2011	$718,650	$791,250	$72,600

(1)	U.S. Treasury Obligation with a market value of $199,993 has been segregated to cover requirements for open futures contracts as of August 31, 2011.

Commodity futures contracts open at August 31, 2011(2):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2011	Unrealized Appreciation (Depreciation)(3)
	Long Positions:
9	Corn	Dec. 2011	$310,763	$345,375	$34,612
3	Corn	Mar. 2012	113,400	116,850	3,450
4	Gold 100 OZ	Dec. 2011	614,450	732,680	118,230
4	Gold 100 OZ	Feb. 2012	675,460	733,320	57,860
1	Heating Oil	Oct. 2011	122,002	129,528	7,526
6	Heating Oil	Nov. 2011	765,232	778,781	13,549
1	Live Cattle	Oct. 2011	47,960	45,610	(2,350)
7	Live Cattle	Dec. 2011	337,940	324,520	(13,420)
3	LME Copper	Sep. 2011	693,369	694,782	1,413
4	LME Copper	Dec. 2011	962,919	927,950	(34,969)
2	Natural Gas	Oct. 2011	83,590	81,080	(2,510)
5	Natural Gas	Nov. 2011	202,650	208,650	6,000
2	Soybean	Nov. 2011	134,500	145,750	11,250
3	Soybean	Jan. 2012	209,500	220,088	10,588
1	Sugar #11 (World)	Oct. 2011	32,503	33,242	739
20	Sugar #11 (World)	Mar. 2012	619,752	646,912	27,160
5	Wheat	Dec. 2011	183,025	197,875	14,850
2	Wheat	Mar. 2012	80,650	82,700	2,050

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	9

Consolidated Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at August 31, 2011	Unrealized Appreciation (Depreciation)(3)
	Long Positions (cont’d):
3	WTI Crude	Oct. 2011	$269,300	$266,430	$(2,870)
11	WTI Crude	Nov. 2011	963,610	980,760	17,150

					270,308

	Short Positions:
3	LME Copper	Sep. 2011	712,325	694,781	17,544
1	LME Copper	Dec. 2011	225,863	231,988	(6,125)

					11,419

					$281,727

(2)	Represents positions held in the Cayman Subsidiary.
(3)	Cash of $1,649,281 and U.S. Treasury Obligation with a market value of $7,999,886 was earmarked to cover the notional amount of commodity futures contracts as of August 31, 2011.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Consolidated Financial Statements.

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The following is a summary of the inputs used as of August 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$23,108,234	$—	$—
Common Stocks	3,720,460	—	—
U.S. Treasury Obligations	—	29,230,585	—
Other Financial Instruments*
Futures	354,327	—	—

Total	$27,183,021	$29,230,585	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investment allocation of Portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2011 were as follows:

Investment Type
U.S. Treasury Obligations	50.6%
Affiliated Mutual Funds	40.0
Common Stocks	6.4

97.0
Other assets in excess of liabilities	3.0

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk and commodity risk.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	11

Consolidated Portfolio of Investments

as of August 31, 2011 (Unaudited) continued

The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2011 as presented in the Consolidated Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker—variation margin	$72,600	*	—	$—
Commodity contracts	Due to broker—variation margin	343,971	*	Due to broker—variation margin	62,244	*

Total		$416,571			$62,244

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Consolidated Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August 31, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$33,932
Commodity contracts	(349,769)

Total	$(315,837)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$36,750
Commodity contracts	161,314

Total	$198,064

For the six months ended August 31, 2011, the Fund’s average value at trade date for futures long position was $8,247,738 and for futures short position was $937,990.

See Notes to Consolidated Financial Statements.

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Consolidated Financial Statements

(Unaudited)

August 31, 2011	SEMIANNUAL REPORT

Prudential Real Assets Fund

Consolidated Statement of Assets and Liabilities

as of August 31, 2011 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $31,647,334)	$32,951,045
Affiliated investments (cost $23,212,213)	23,108,234
Deposit with broker	1,649,281
Receivable for Fund shares sold	249,430
Receivable for investments sold	180,957
Dividends and interest receivable	64,980
Prepaid expenses	99,004

Total Assets	58,302,931

Liabilities
Payable for investments purchased	228,324
Payable for Fund shares reacquired	122,941
Accrued expenses	112,293
Management fee payable	13,119
Distribution fee payable	4,893
Due to broker-variation margin	4,046
Affiliated transfer agent fee payable	777

Total Liabilities	486,393

Net Assets	$57,816,538

Net assets were comprised of:
Shares of beneficial interest, at par	$5,658
Paid-in capital in excess of par	56,799,271

56,804,929
Undistributed net investment income	309,457
Accumulated net realized loss on investment transactions	(851,907)
Net unrealized appreciation on investments	1,554,059

Net Assets, August 31, 2011	$57,816,538

See Notes to Consolidated Financial Statements.

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Class A:
Net asset value and redemption price per share ($10,267,461 ÷ 1,005,864 shares of beneficial interest issued and outstanding)	$10.21
Maximum sales charge (5.50% of offering price)	.59

Maximum offering price to public	$10.80

Class B:
Net asset value, offering price and redemption price per share ($686,293 ÷ 67,440 shares of beneficial interest issued and outstanding)	$10.18

Class C:
Net asset value, offering price and redemption price per share ($2,838,080 ÷ 279,044 shares of beneficial interest issued and outstanding)	$10.17

Class Z:
Net asset value, offering price and redemption price per share ($44,024,704 ÷ 4,305,647 shares of beneficial interest issued and outstanding)	$10.22

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	15

Consolidated Statement of Operations

Six Months Ended August 31, 2011 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$531,261
Affiliated dividend income	102,471
Unaffiliated dividend income (net of foreign withholding taxes of $1,020)	11,667

Total income	645,399

Expenses
Management fee	184,950
Distribution fee—Class A	8,715
Distribution fee—Class B	1,876
Distribution fee—Class C	8,825
Offering expenses	150,000
Custodian’s fees and expenses	47,000
Audit fee	23,000
Registration fees	15,000
Transfer agent’s fees and expenses (including affiliated expense of $1,700) (Note 3)	13,000
Reports to shareholders	10,000
Legal fees and expenses	7,000
Trustees’ fees	6,000
Insurance	1,000
Miscellaneous	5,078

Total expenses	481,444
Advisory fee waiver and expense reimbursement (Note 2)	(151,171)

Net expenses	330,273

Net investment income	315,126

Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on:
Investment transactions (including affiliated $(226,479))	(273,782)
Futures transactions	(315,837)

(589,619)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated $(809,247))	502,211
Futures	198,064

700,275

Net gain on investments	110,656

Net Increase In Net Assets Resulting From Operations	$425,782

See Notes to Consolidated Financial Statements.

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Consolidated Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2011	December 30, 2010* through February 28, 2011
Increase (Decrease) In Net Assets
Operations
Net investment income (loss)	$315,126	$(30,790)
Net realized loss on investment transactions	(589,619)	(61,646)
Net change in unrealized appreciation (depreciation) on investments	700,275	853,784

Net increase in net assets resulting from operations	425,782	761,348

Dividends from net investment income (Note 1)
Class A	(28,820)	—
Class B	(939)	—
Class C	(4,240)	—
Class Z	(180,159)	—

	(214,158)	—

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	15,465,713	41,947,017
Net asset value of shares issued in reinvestment of dividends and distributions	205,454	—
Cost of shares reacquired	(755,260)	(19,358)

Net increase in net assets resulting from Fund share transactions	14,915,907	41,927,659

Total increase	15,127,531	42,689,007

Net Assets
Beginning of period	42,689,007	—

End of period(a)	$57,816,538	$42,689,007

(a) Includes undistributed net investment income of:	$309,457	$208,489

*	Commencement of operations.

See Notes to Consolidated Financial Statements.

Prudential Real Assets Fund	17

Notes to Consolidated Financial Statements

(Unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. At August 31, 2011, the Trust consisted of four investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential Strategic Value Fund, Prudential Jennison Market Neutral Fund and Prudential Real Assets Fund. The information presented in these consolidated financial statements pertains to Prudential Real Assets Fund (the “Fund”), a non-diversified series of the Trust. The Fund commenced investment operations on December 30, 2010. The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the Prudential Real Assets Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Cayman Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

The Subsidiary commenced operations on January 3, 2011. The Fund commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or

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Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund’s commodity and gold/defensive asset classes and are subject to the same risks that apply to similar investments if held directly by the Fund.

As of August 31, 2011, the Fund held $9,646,969 in the Subsidiary, representing 16.7% of the Fund’s net assets.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of these consolidated financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing

Prudential Real Assets Fund	19

Notes to Consolidated Financial Statements

(Unaudited) continued

time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investments; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in

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foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of the Fund’s total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs) and in ETFs whose returns are linked to commodities or commodity indices within the limits of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the

Prudential Real Assets Fund	21

Notes to Consolidated Financial Statements

(Unaudited) continued

instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Inflation-Protected Securities: The Fund may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Consolidated Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

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With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees, which are charged directly to respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually.

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund’s affairs and supervises the Subadvisers’ performance of all investment advisory services. PI has

Prudential Real Assets Fund	23

Notes to Consolidated Financial Statements

(Unaudited) continued

entered into subadvisory agreements with Quantitative Management Associates LLC (“QMA”), Prudential Investment Management, Inc. (“PIM”) and Bache Asset Management, Inc. (“Bache”) (formerly, Prudential Bache Asset Management, Inc. (“PBAM”)) until October 3, 2011, each a Subadviser and together, the Subadvisers. Effective October 3, 2011, PI has entered into a new subadvisory agreement with Jefferies Asset Management LLC (“Jefferies”). The subadvisory agreements provide that the Subadvisers furnish investment advisory services in connection with the management of the Fund. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. Pursuant to the advisory agreement, PI pays the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the average daily net assets of the Fund.

The Subsidiary has entered into a separate management agreement with PI whereby PI provides advisory and other services to the Subsidiary substantially similar to the services provided by PI to the Fund as discussed above. In consideration for these services, the Subsidiary will pay the Manager a monthly fee at the annual rate of .60% of the average daily net assets of the Subsidiary. PI has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PI also has entered into two separate Subadvisory Agreements with QMA and Bache (formerly, PBAM) relating to the Subsidiary. The Subadvisory Agreement between PI and Bache terminated on October 3, 2011. Effective October 3, 2011, PI has entered into a new subadvisory agreement with Jefferies.

PI has contractually agreed to limit net annual Fund operating expenses and Acquired Fund fees and expenses (exclusive of distribution and service (12b-1) fees, interest, dividend and interest expense on short sales (including Acquired Fund dividend and interest expense on short sales), brokerage, taxes (including Acquired Fund taxes), extraordinary and certain other expenses) of each class of shares to 1.50% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, B, C, and Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s

24	Visit our website at www.prudentialfunds.com

Class A, B, and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it has received $75,968 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2011. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2011, it received $3,394 and $318 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PIMS, QMA, PIM, PBAM (through June 30, 2011) and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2. The Core Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2011, aggregated $21,670,754 and $9,704,064,

Prudential Real Assets Fund	25

Notes to Consolidated Financial Statements

(Unaudited) continued

respectively. United States government securities represent $9,709,431 and $2,678,987 of those purchases and sales, respectively.

A summary of cost of purchases and proceeds of sales of shares of affiliated mutual funds, other than short-term investments, for the six months ended August 31, 2011 is presented as follows:

Affiliated Mutual Funds	Value, Beginning of Period	Cost of Purchases	Proceeds of Sales	Distributions Received	Value, End of Period
Prudential International Real Estate Fund (Class Z)	$2,738,071	$1,670,500	$2,075,000	$—	$2,128,589
Prudential Jennison Natural Resources Fund, Inc. (Class Q)	4,103,279	1,568,000	1,950,000	—	3,065,753
Prudential Jennison Utility Fund (Class Z)	4,782,724	3,960,507	870,000	85,507	7,775,727
Prudential US Real Estate Fund (Class Z)	3,263,049	2,834,624	1,455,000	12,124	4,564,959

	$14,887,123	$10,033,631	$6,350,000	$97,631	$17,535,028

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$54,977,080	$1,965,684	$(883,485)	$1,082,199

The difference between book basis and tax basis is attributable to deferred losses on wash sales and the tax treatment of the investment in the Subsidiary as of the most recent fiscal period end.

For federal income tax purposes, the Fund had a capital loss carryforward at February 28, 2011 of $108,905. Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund are not subject to expiration. Accordingly, no capital gain distribution is expected to be paid to shareholders until net capital gains have been realized in excess of such carryforward.

26	Visit our website at www.prudentialfunds.com

Management has analyzed the Fund’s tax positions taken and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period.

Note 6. Capital

The Fund offers Class A, Class B, Class C, and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and sixth years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. In addition, under certain limited circumstances, an exchange may be made from Class A, Class B or Class C to Class Z shares of the Fund. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2011, Prudential owned 100 Class A shares, 100 Class B shares, 100 Class C shares and 4,017,130 Class Z shares of the Fund.

Transaction in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2011:
Shares sold	978,977	$9,960,707
Shares issued in reinvestment of dividends and distributions	2,196	22,160
Shares reacquired	(54,887)	(555,906)

Net increase (decrease) in shares outstanding before conversion	926,286	9,426,961
Shares issued upon conversion from Class B	1,590	15,933

Net increase (decrease) in shares outstanding	927,876	$9,442,894

Period December 30, 2010* through February 28, 2011:
Shares sold	77,988	$784,301
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	77,988	$784,301

Prudential Real Assets Fund	27

Notes to Consolidated Financial Statements

(Unaudited) continued

Class B	Shares	Amount
Six months ended August 31, 2011:
Shares sold	69,946	$709,984
Shares issued in reinvestment of dividends and distributions	61	617
Shares reacquired	(8,399)	(83,561)

Net increase (decrease) in shares outstanding before conversion	61,608	627,040
Shares reacquired upon conversion into Class A	(1,592)	(15,933)

Net increase (decrease) in shares outstanding	60,016	$611,107

Period December 30, 2010* through February 28, 2011:
Shares sold	7,424	$74,197
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	7,424	$74,197

Class C
Six months ended August 31, 2011:
Shares sold	231,412	$2,346,624
Shares issued in reinvestment of dividends and distributions	390	3,930
Shares reacquired	(6,802)	(67,126)

Net increase (decrease) in shares outstanding	225,000	$2,283,428

Period December 30, 2010* through February 28, 2011:
Shares sold	54,044	$538,945
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	54,044	$538,945

Class Z
Six months ended August 31, 2011:
Shares sold	239,556	$2,448,398
Shares issued in reinvestment of dividends and distributions	17,698	178,747
Shares reacquired	(4,735)	(48,667)

Net increase (decrease) in shares outstanding	252,519	$2,578,478

Period December 30, 2010* through February 28, 2011:
Shares sold	4,055,077	$40,549,574
Shares reacquired	(1,949)	(19,358)

Net increase (decrease) in shares outstanding	4,053,128	$40,530,216

*	Commencement of operations.

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $750 million for the period December 17, 2010 through December 16, 2011. The Funds pay an annualized commitment fee of .10% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the line of credit during the six months ended August 31, 2011.

Note 8. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements.” The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Prudential Real Assets Fund	29

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended August 31, 2011(b)		December 30, 2010(e) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.05		(.01)
Net realized and unrealized gain on investments	.02		.19
Total from investment operations	.07		.18
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-
Total dividends and distributions	(.04)		-
Net asset value, end of period	$10.21		$10.18
Total Return(a):	.68%		1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10,268		$794
Average net assets (000)	$6,934		$115
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.45%	(f)(h)	1.45%	(f)(h)
Expenses, excluding distribution and service (12b-1) fees	1.20%	(f)(h)	1.20%	(f)(h)
Net investment income (loss)	.89%	(f)(h)	(.42	)%(f)(h)
For Class A, B, C and Z shares:
Portfolio turnover rate	26%	(g)	4%	(g)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares.

(d) Does not include expenses of the underlying funds in which the Fund invests.

(e) Commencement of operations.

(f) Annualized.

(g) Not annualized.

(h) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment income (loss) ratio would have been 2.03%, 1.78% and .31%, respectively, for the six months ended August 31, 2011 and 4.93%, 4.68% and (3.90)%, respectively, for the period ended February 28, 2011.

See Notes to Financial Statements.

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Class B Shares
	Six Months Ended August 31, 2011(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.17		$10.00
Income (loss) from investment operations:
Net investment loss	-	(g)	(.02)
Net realized and unrealized gain on investments	.04		.19
Total from investment operations	.04		.17
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-
Total dividends and distributions	(.03)		-
Net asset value, end of period	$10.18		$10.17
Total Return(a):	.36%		1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$686		$76
Average net assets (000)	$373		$47
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)(f)	2.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)(f)	1.20%	(e)(f)
Net investment loss	(.04	)%(e)(f)	(1.36	)%(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment loss ratio would have been 2.78%, 1.78% and (.62)%, respectively, for the six months ended August 31, 2011 and 5.68%, 4.68% and (4.85)%, respectively, for the period ended February 28, 2011.

(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Real Assets Fund	31

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended August 31, 2011(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.16		$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	(.02)
Net realized and unrealized gain on investments	.04		.18
Total from investment operations	.04		.16
Less Dividends and Distributions:
Dividends from net investment income	(.03)		-
Total dividends and distributions	(.03)		-
Net asset value, end of period	$10.17		$10.16
Total Return(a):	.36%		1.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,838		$549
Average net assets (000)	$1,755		$114
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20%	(e)(f)	2.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)(f)	1.20%	(e)(f)
Net investment income (loss)	.08%	(e)(f)	(1.07	)%(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment loss ratio would have been 2.78%, 1.78% and (.50)%, respectively, for the six months ended August 31, 2011 and 5.68%, 4.68% and (4.56)%, respectively, for the period ended February 28, 2011.

(g) Less than $.005.

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended August 31, 2011(b)		December 30, 2010(d) through February 28, 2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.18		$10.00
Income (loss) from investment operations:
Net investment income (loss)	.07		(.01)
Net realized and unrealized gain on investments	.01		.19
Total from investment operations	.08		.18
Less Dividends and Distributions:
Dividends from net investment income	(.04)		-
Total dividends and distributions	(.04)		-
Net asset value, end of period	$10.22		$10.18
Total Return(a):	.82%		1.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,025		$41,270
Average net assets (000)	$42,640		$40,011
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20%	(e)(f)	1.20%	(e)(f)
Expenses, excluding distribution and service (12b-1) fees	1.20%	(e)(f)	1.20%	(e)(f)
Net investment income (loss)	1.32%	(e)(f)	(.45	)%(e)(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculations are based on the average daily number of shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Net of advisory fee waiver and expense reimbursement. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees, and net investment income (loss) ratio would have been 1.78%, 1.78% and .74%, respectively, for the six months ended August 31, 2011 and 4.68%, 4.68% and (3.94)%, respectively, for the period ended February 28, 2011.

See Notes to Financial Statements.

Prudential Real Assets Fund	33

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on September 19, 2011, shareholders of Prudential Investment Portfolios 3 approved the following proposals:

1.	To approve a new subadvisory agreement between Prudential Investments LLC and Bache Asset Management, Inc. (formerly Prudential Bache Asset Management, Incorporated), relating to the Prudential Real Assets Fund.

	No. of Shares	% of Outstanding Shares
Affirmative	4,195,583.251	75.269%
Against	976.563	0.018%
Abstain	12,328.510	0.221%

2.	To approve a new subadvisory agreement between Prudential Investments LLC and Jefferies Asset Management, LLC relating to the Prudential Real Assets Fund.

	No. of Shares	% of Outstanding Shares
Affirmative	4,181,858.859	75.023%
Against	1,696.762	0.030%
Abstain	25,335.703	0.455%

34	Visit our website at www.prudentialfunds.com

Approval of Advisory Agreements (Unaudited)

Board Approval of Interim Subadvisory Agreement

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Real Assets Fund (the “Fund”)1 consists of 10 individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Approval of the Interim Subadvisory Agreement

At an in-person meeting of the Board held September 14-16, 2010, the Board approved the subadvisory agreement (the “Current Subadvisory Agreement”), by and between Prudential Investments, LLC (“PI” or the “Manager”) and Prudential Bache Asset Management, Inc. (“PBAM”), relating to the commodity investment sleeve of the Fund. Thereafter, Prudential Financial, Inc. (“PFI”) announced that Jefferies Group, Inc. (“Jefferies”) had agreed to acquire PFI’s Global Commodities Group, including PBAM (the “Acquisition”). The Acquisition was scheduled to close on June 30, 2011. Upon completion of the Acquisition, PBAM would be controlled by Jefferies and operate under the name Bache Asset Management, Inc. (“Bache” or the “Subadviser”).

At a June 6-8, 2011, in-person meeting of the Board, at which all of the Trustees, including all of the Independent Trustees, were in attendance, the Board considered with respect to the commodity investment sleeve of the Fund an interim subadvisory agreement (the “Interim Subadvisory Agreement”), by and between PI and Bache relating to the Fund. PI recommended that the Board approve the Interim Subadvisory Agreement after being advised about the Acquisition because the completion of the Acquisition would result in an assignment (within the meaning of the 1940 Act), and therefore the automatic termination, of the Current Subadvisory Agreement. As is further discussed below, the Board determined that in light of its approval of the Current Subadvisory Agreement at its September 2010 meetings and the substantially similar terms and conditions of the Current Subadvisory Agreement and the proposed Interim Subadvisory Agreement, it would be in the best interest of the Fund and its shareholders to approve the Interim Subadvisory Agreement and that it was reasonable for the Board to approve the Interim Subadvisory Agreement.

[1]	Prudential Real Assets Fund is a series of Prudential Investment Portfolios 3.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

In advance of the meeting, the Board requested and received materials relating to the Interim Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its considerations. In approving the Interim Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Subadviser; the performance of the Fund and its wholly owned subsidiary; the profitability of PI and its affiliates; expenses and fees; and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Interim Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements among the Fund, the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of the Interim Subadvisory Agreement, are in the interests of the Fund and its shareholders in light of the services to be performed and the fees to be charged under the Interim Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Interim Subadvisory Agreement are separately discussed below.

Nature, Quality, and Extent of Services

The Board noted that it had received and considered information about the nature and extent of services provided to the Fund by PBAM at the June 6-8, 2011 meetings under the Current Subadvisory Agreement and those that would be provided by Bache under the proposed Interim Subadvisory Agreement, noting that the nature and extent of services under both the Current Agreement and the Interim Subadvisory Agreement were identical in all material respects. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to PBAM.

With respect to the quality of services, the Board considered that the services to be provided to the Fund by Bache would not change as a result of the Acquisition from the services that PBAM is currently providing the Fund. As part of its review of the Interim Subadvisory Agreement, the Board considered, among other things, the background and experience of the Bache management team and information it received pertaining to the organizational structure, senior management, investment operations, and other relevant information of Bache and Jefferies. The Board noted that the operations of Bache, including the portfolio managers, analyst pool and investment infrastructure, are expected to remain unchanged as a result of the Acquisition. The Board also noted that, due to the Acquisition, Bache would not be an affiliate of PI.

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The Board noted that it was satisfied with the nature, quality and extent of services provided by PBAM with respect to the Fund under the Current Subadvisory Agreement and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by Bache under the Interim Subadvisory Agreement would be similar in nature to those provided under the Current Subadvisory Agreement. The Board concluded that there was a reasonable basis on which to conclude that the Fund would benefit from the subadvisory services to be provided by Bache under the Interim Subadvisory Agreement.

Performance

The Board considered PBAM’s performance record in managing the commodities investment sleeve of the Fund and the Fund’s wholly owned subsidiary prior to the Acquisition and concluded that performance record was satisfactory.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee in the Interim Subadvisory Agreement, which is identical to the subadvisory fee in the Current Subadvisory Agreement. The Board noted that it was satisfied with the subadvisory fee in the Current Subadvisory Agreement. The Board considered that the fee would be held in an interest-bearing escrow account during the term of the Interim Subadvisory Agreement, and that Bache would receive the lesser of (i) any costs incurred by Bache in performing under the Interim Subadvisory Agreement (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned).

The Board concluded that the proposed subadvisory fee rate in the Interim Subadvisory Agreement is reasonable in light of the services proposed to be provided.

Profitability

The Board noted that since Bache would not be affiliated with PI, the revenues derived by the Subadviser under the Interim Subadvisory Agreement would not be included in PI’s profitability calculation, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given that PI will compensate the subadviser out of its management fee.

Economies of Scale

The Board considered that the economies of scale would remain substantially similar to those in the Current Subadvisory Agreement. The Board noted that it was satisfied with the economies of scale in the Current Subadvisory Agreement.

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

Other Benefits to the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates as a result of its relationship with the Fund. The Board concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits that may be derived by the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the Interim Subadvisory Agreement was in the interests of the Fund and its shareholders.

Approval of New Subadvisory Agreements

Approval of the Bache Subadvisory Agreement

At a special August 4, 2011, in-person meeting of the Board, at which a majority of the Trustees, including a majority of the Independent Trustees, were in attendance, the Board considered and approved a new subadvisory agreement with Bache (the “Bache Subadvisory Agreement”). PI recommended that the Board approve the Bache Subadvisory Agreement since the Interim Subadvisory Agreement expressly provided that the Interim Subadvisory Agreement would automatically terminate no later than November 27, 2011. The Manager also proposed that the Board approve a new subadvisory agreement with Jefferies (the “Jefferies Subadvisory Agreement”). The Manager explained to the Board that the implementation of each of the Bache Subadvisory Agreement and the Jefferies Subadvisory Agreement would also be subject to approval by the Fund’s shareholders subsequent to the requisite Board approvals.

The Board approved the submission of the Proposals to Fund shareholders and recommended that Fund shareholders vote to approve each of the Bache Subadvisory Agreement and the Jefferies Subadvisory Agreement. Assuming the required shareholder approval was received for each Proposal, the Manager would (i) terminate the Interim Subadvisory Agreement and implement the Bache Subadvisory Agreement; and (ii) terminate the Bache Subadvisory Agreement and implement the Jefferies Subadvisory Agreement as soon as reasonably practicable after all the trading and custody agreements and operational arrangements required for the implementation of the Jefferies Subadvisory Agreement are finalized.

As is further discussed below, the Board determined that in light of its approval of the Prior Subadvisory Agreement at its September 2010 meeting and the Interim Subadvisory Agreement at its June 2011 meeting and the substantially similar terms

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and conditions of the Prior Subadvisory Agreement, the Interim Subadvisory Agreement and the proposed Bache Subadvisory Agreement, it would be in the best interest of the Fund and its shareholders to approve the Bache Subadvisory Agreement and that it was reasonable for the Board to approve the Bache Subadvisory Agreement.

The Board received materials relating to the Bache Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its considerations. In approving the Bache Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided to the Fund by the Subadviser; the performance of the Fund and its wholly owned subsidiary; the profitability of PI and its affiliates; expenses and fees; and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Bache Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements among the Fund, the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of the Bache Subadvisory Agreement, are in the interests of the Fund and its shareholders in light of the services to be performed and the fees to be charged under the Bache Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Bache Subadvisory Agreement are separately discussed below.

Nature, Quality, and Extent of Services

The Board noted that it had received and considered information about the nature and extent of services provided to the Fund by Bache under the Interim Subadvisory Agreement at the August 4, 2011 meeting and those that would be provided by Bache under the proposed Bache Subadvisory Agreement, noting that the nature and extent of services under both the Interim Subadvisory Agreement and the Bache Subadvisory Agreement were identical in all material respects. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to Bache.

With respect to the quality of services, the Board considered that the services to be provided to the Fund by Bache under the Bache Subadvisory Agreement would not change from the services that Bache is currently providing the Fund under Interim Subadvisory Agreement. As part of its review of the Bache Subadvisory Agreement,

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

the Board considered, among other things, the background and experience of the Bache management team and information it received pertaining to the organizational structure, senior management, investment operations, and other relevant information of Bache and Jefferies. The Board noted the operations of Bache, including the Fund managers, analyst pool and investment infrastructure, are expected to remain unchanged from those provided under the Interim Subadvisory Agreement. The Board also noted that, due to the Transaction, Bache was no longer an affiliate of PI. The Board noted that it was satisfied with the nature, quality and extent of services provided by Bache with respect to the Fund under the Interim Subadvisory Agreement and determined that it was reasonable to conclude that the nature, quality and extent of services to be provided by Bache under the Bache Subadvisory Agreement would be similar in nature to those provided under the Interim Subadvisory Agreement. The Board concluded that there was a reasonable basis on which to conclude that the Fund would benefit from the subadvisory services to be provided by Bache under the Bache Subadvisory Agreement.

Performance

The Board considered PBAM’s performance record in managing the commodities asset class of the Fund prior to the Transaction as well as Bache’s performance record in managing the commodities asset class of the Fund and the Fund’s wholly owned subsidiary subsequent to the Transaction and concluded that performance record was satisfactory.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee in the Bache Subadvisory Agreement, which is identical to the subadvisory fee in the Prior and Interim Subadvisory Agreements. The Board noted that it was satisfied with the subadvisory fee in the Prior and Interim Subadvisory Agreement. The Board concluded that the proposed subadvisory fee rate in the Bache Subadvisory Agreement is reasonable in light of the services proposed to be provided.

The Board noted: (i) that PBAM and Bache have historically borne all commissions due in connection with the execution and clearing of commodities futures transactions initiated by them on behalf of the Fund pursuant to the Prior Subadvisory Agreement and the Interim Subadvisory Agreement and (ii) the Fund (and not the Manager, PBAM, or Bache, as applicable) has borne all third party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Fund. The Board further noted that: (i) Bache has agreed to bear all commissions due in connection with the execution and clearing of commodities futures transactions initiated by them on behalf of the Fund pursuant to the Bache Subadvisory Agreement and (ii) the Fund (and not the

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Manager or Bache) will continue to bear all third party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Fund.

Profitability

The Board noted that since Bache is no longer affiliated with PI, the revenues derived by the Subadviser under the Bache Subadvisory Agreement would not be included in PI’s profitability calculation, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given that PI will compensate the subadviser out of its management fee.

Economies of Scale

The Board noted that the subadvisory fee to be paid to Bache under the Bache Subadvisory Agreement did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for Bache to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the subadvisory fee as the Fund grew.

Other Benefits to the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates as a result of its relationship with the Fund. The Board concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits that may be derived by the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the Bache Subadvisory Agreement was in the interests of the Fund and its shareholders and recommended that Fund shareholders approve the Bache Subadvisory Agreement.

Approval of the Jefferies Subadvisory Agreement

At a special August 4, 2011, in-person meeting of the Board, at which a majority of the Trustees, including a majority of the Independent Trustees, were in attendance, the Board considered and approved the Jefferies Subadvisory Agreement. The Manager explained to the Board that the Proposal would require approval by a majority of the Fund’s shareholders subsequent to the requisite Board approval. If the Jefferies Subadvisory Agreement was approved, as soon as reasonably practicable after all the trading and custody agreements and operational arrangements required

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

for the implementation of the Jefferies Subadvisory Agreement are finalized, the Manager would terminate the Bache Subadvisory Agreement and implement the Jefferies Subadvisory Agreement. As is further discussed below, the Board determined that in light of the substantially similar terms and conditions of the Bache Subadvisory Agreement and the proposed Jefferies Subadvisory Agreement, it would be in the best interests of the Fund and its shareholders to approve the Jefferies Subadvisory Agreement and that it was reasonable for the Board to approve the Jefferies Subadvisory Agreement.

The Board received materials relating to the Jefferies Subadvisory Agreement, and had the opportunity to ask questions and request further information in connection with its considerations. In approving the Jefferies Subadvisory Agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services to be provided to the Fund by the Subadviser; Jefferies’ investment performance in managing pooled investment vehicles and separately managed accounts that use investment strategies similar to those proposed to be used by the Fund’s commodities asset class; the profitability of PI, Jefferies and their respective affiliates; expenses and fees; and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the Jefferies Subadvisory Agreement with respect to the Fund.

The Trustees determined that the overall arrangements among the Fund, the Manager and the Subadviser, which will serve as the Fund’s Subadviser pursuant to the terms of the Jefferies Subadvisory Agreement, are in the interests of the Fund and its shareholders in light of the services to be performed and the fees to be charged under the Jefferies Subadvisory Agreement and such other matters as the Trustees considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the Jefferies Subadvisory Agreement are separately discussed below.

Nature, Quality, and Extent of Services

The Board noted that at the August 4, 2011 meeting it had received and considered information about the nature and extent of services that would be provided to the Fund by Jefferies under the proposed Jefferies Subadvisory Agreement, noting that the nature and extent of services under both the Bache Subadvisory Agreement and the Jefferies Subadvisory Agreement were identical in all material respects.

With respect to the quality of services, the Board considered that the services to be provided to the Fund by Jefferies would not change from the services that Bache is

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currently providing the Fund under the Interim Subadvisory Agreement. As part of their review of the Jefferies Subadvisory Agreement, the Board considered, among other things, the background and experience of the Jefferies management team and information it received pertaining to the organizational structure, senior management, investment operations, and other relevant information pertaining to Jefferies. The Board also noted that, due to the Transaction, Bache was an affiliate of Jefferies and neither Bache nor Jefferies was an affiliate of the Manager. The Board further noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer as to Jefferies.

The Board noted that it was satisfied with the nature, quality and extent of services to be provided by Jefferies with respect to the Fund under the Jefferies Subadvisory Agreement. The Board concluded that there was a reasonable basis on which to conclude that the Fund would benefit from the subadvisory services to be provided by Jefferies under the Jefferies Subadvisory Agreement.

Performance

The Board considered Jefferies’ investment performance in managing pooled investment vehicles that use investment strategies similar to those proposed to be used for the commodity asset class of the Fund and concluded that such performance record was satisfactory.

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rate for Jefferies in the Jefferies Subadvisory Agreement, which is identical to the contractual subadvisory fee rate for PBAM in the Prior Subadvisory Agreement, the current contractual subadvisory fee rate for Bache in the Interim Subadvisory Agreement, and the proposed contractual subadvisory fee rate for Bache in the Bache Subadvisory Agreement. The Board noted that it was satisfied with the contractual subadvisory fee rate in the Prior Subadvisory Agreement and the Interim Subadvisory Agreement. The Board concluded that the proposed subadvisory fee rate in the Jefferies Subadvisory Agreement is reasonable in light of the services proposed to be provided.

The Board noted: (i) that PBAM and Bache have historically borne all commissions due in connection with the execution and clearing of commodities futures transactions initiated by them on behalf of the Fund and (ii) the Fund (and not the Manager, PBAM, or Bache, as applicable) has borne all third party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Fund. The Board further noted that: (i) Jefferies has agreed to bear all commissions due in connection with the execution and clearing of commodities futures transactions initiated by them on behalf of the

Prudential Real Assets Fund

Approval of Advisory Agreements (continued)

Fund but only during the first two years that it manages the Fund’s commodities asset class and (ii) the Fund (and not the Manager or Jefferies) will continue to bear all third party exchange and regulatory fees due in connection with the execution and clearing of commodities futures transactions initiated on behalf of the Fund.

Profitability

The Board noted that since Jefferies is not affiliated with PI, the revenues derived by the Subadviser under the Jefferies Subadvisory Agreement would not be included in PI’s profitability calculation, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given that PI will compensate the subadviser out of its management fee.

Economies of Scale

The Board noted that the subadvisory fee to be paid to Jefferies under the Bache Subadvisory Agreement did not include breakpoints under which the fee would decline as assets grew. The Board considered the potential for Jefferies to realize economies of scale as the Fund’s assets grew but concluded that it would be appropriate to review breakpoints in the subadvisory fee as the Fund grew.

Other Benefits to the Subadviser

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Subadviser and its affiliates as a result of its relationship with the Fund. The Board concluded that any potential benefits to be derived by the Subadviser were consistent with those generally derived by subadvisers to the Prudential Retail Funds, and that those benefits are reviewed on an annual basis. The Board concluded that any potential benefits that may be derived by the Subadviser were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the Jefferies Subadvisory Agreement was in the best interests of the Fund and its shareholders and recommended that Fund shareholders approve the Jefferies Subadvisory Agreement.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

(until October 3, 2011)	Bache Asset Management, Inc. (formerly, Prudential Bache Asset Management, Inc.)	One New York Plaza 13th Floor New York, NY 10292

(effective October 3, 2011)	Jefferies Asset Management, LLC	The Metro Center One Stamford Place Three North Stamford, CT 06902

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Real Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings as of the end of each calendar month is also available on the Fund’s website no sooner than approximately three business days prior to the end of the following month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL REAL ASSETS FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PUDAX	PUDBX	PUDCX	PUDZX
CUSIP	74440K819	74440K793	74440K785	74440K777

MF207E2    0211180-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	October 19, 2011

By:	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	October 19, 2011